UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2020

Date of reporting period: February 29, 2020

Item 1.	Reports to Stockholders

SEI Tax Exempt Trust

>  Intermediate-Term Municipal Fund

>  Short Duration Municipal Fund

>  California Municipal Bond Fund

>  Massachusetts Municipal Bond Fund

>  New Jersey Municipal Bond Fund

>  New York Municipal Bond Fund

>  Pennsylvania Municipal Bond Fund

>  Tax-Advantaged Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Alabama — 1.9%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100 5.000%, 09/01/2032	$2,000	$2,545
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,222
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,035
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	3,265	4,057
Birmingham-Jefferson, Civic Center Authority, Sub-Ser B, Special Tax
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,490	3,141
5.000%, 07/01/2036	2,745	3,449
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,987
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101 4.000%, 12/01/2050 (A)	2,500	2,867
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,153
5.000%, 09/01/2031	3,140	4,137
5.000%, 09/01/2034	2,000	2,745
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100 4.000%, 04/01/2049 (A)	5,000	5,545
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	630	798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	$2,160	$2,364

		41,045

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Pre-Refunded @ 100 5.250%, 04/01/2020 (B)	3,510	3,522
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100 5.000%, 05/01/2031	1,500	1,891

		5,413

Arizona — 3.3%
Arizona State, Agricultural Improvement & Power District, Salt River Project, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2031	7,000	9,074
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100 5.000%, 12/01/2027	2,500	2,680
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2035	3,000	3,600
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2026	5,000	5,892
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,660
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100 6.000%, 07/01/2037 (C)	1,805	2,154
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,481	4,044
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,207
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	2,250	2,797

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102 5.750%, 01/01/2036 (C)	$1,500	$1,656
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2033	3,930	4,952
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	724
5.000%, 07/01/2029	250	301
5.000%, 07/01/2030	500	601
5.000%, 07/01/2032	1,095	1,314
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	3,100	4,044
Phoenix, Civic Improvement Authority, Junior Lien, Ser Junior LIEN, RB
5.000%, 07/01/2023	2,510	2,855
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	440
5.000%, 07/01/2032	115	143
5.000%, 07/01/2033	355	439
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (C)	985	1,025
5.000%, 06/15/2052 (C)	845	878
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100 5.000%, 07/01/2020 (B)	2,000	2,027
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,561
5.250%, 12/01/2026	4,510	5,582
5.000%, 12/01/2032	2,500	3,385
5.000%, 12/01/2037	1,000	1,431
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (C)	900	1,050
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100 6.000%, 10/01/2037 (C)	1,200	1,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100 5.250%, 08/01/2033	$1,000	$1,138

		73,087

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,632
5.000%, 11/01/2034	1,210	1,410
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,845
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,845
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100 5.000%, 10/01/2035	1,500	1,914

		8,646

California — 7.6%
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100 5.000%, 12/01/2024 (B)	5	6
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2029	1,905	2,281
California State, GO
5.000%, 08/01/2026	3,880	4,893
California State, GO
Callable 03/01/2025 @ 100 5.000%, 03/01/2026	5,000	6,025
California State, GO
Callable 08/01/2025 @ 100 5.000%, 08/01/2026	2,500	3,055
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,786
5.000%, 09/01/2029	1,500	1,891
5.000%, 09/01/2030	3,395	4,267
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,891

2	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2026	$5,000	$5,690
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	2,000	2,625
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100 4.000%, 08/15/2037	1,055	1,151
California State, Public Finance Authority, RB
Callable 07/01/2026 @ 103 5.000%, 07/01/2036 (C)	350	387
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2026	1,000	1,123
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100 5.250%, 12/01/2025	2,185	2,356
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2032	1,000	1,264
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2025	2,795	3,343
California State, Ser C, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2030	5,015	6,122
California State, Statewide Communities Development Authority, Baptist University
Project, Ser A, RB 5.125%, 11/01/2023	615	662
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100 5.250%, 12/01/2034	3,875	4,521
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (C)	875	1,055
5.000%, 12/01/2033 (C)	390	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2041 (C)	$2,315	$2,665
California State, Statewide Communities Development Authority, University of
California Irvine East, RB 5.000%, 05/15/2022	1,000	1,086
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	2,994
California State, Various Purpose, GO
5.000%, 10/01/2024	2,090	2,490
5.000%, 04/01/2032	1,970	2,833
California State, Various Purpose, GO
Callable 09/01/2021 @ 100 5.250%, 09/01/2028	1,750	1,865
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,149
5.000%, 08/01/2030	6,500	8,150
5.000%, 08/01/2035	3,000	3,735
California State, Various Purpose, GO
Callable 10/01/2028 @ 100 5.000%, 10/01/2030	2,500	3,305
California State, Various Purpose, GO
Callable 04/01/2029 @ 100 5.000%, 04/01/2033	7,900	10,518
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2029	915	1,037
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035	3,000	3,599
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 03/16/2020 @ 21 11.638%, 06/01/2047 (D)	6,850	1,310
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2026	1,450	1,796
5.000%, 06/01/2027	2,875	3,655
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	6,324
5.000%, 06/01/2035	4,755	6,048

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100 5.000%, 11/01/2030	$1,000	$1,248
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	399
5.000%, 03/01/2022	625	679
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2032	2,285	2,571
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	1,001
5.000%, 05/15/2032	500	595
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,957
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100 5.000%, 07/01/2032	2,500	2,882
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,361
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2033	500	649
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2033	1,000	1,293
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100 5.000%, 09/01/2026	1,395	1,602
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	410
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100 5.000%, 11/01/2021 (B)	3,685	3,954
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	2,900	3,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, San Francisco International Airport, Ser E, AMT, RB
Callable 05/01/2029 @ 100 5.000%, 05/01/2034	$1,000	$1,302
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2028	5,000	6,124
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,159
5.000%, 09/01/2031	1,815	2,229
University of California, Ser Q, RB
Callable 03/30/2020 @ 100 5.250%, 05/15/2023	180	181

		166,137

Colorado — 3.1%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	430
5.000%, 06/15/2031	500	613
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029 (C)	575	663
5.000%, 10/01/2039 (C)	575	654
5.000%, 10/01/2049 (C)	1,340	1,506
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	2,500	3,141
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,912
5.000%, 08/01/2037	2,000	2,531
5.000%, 08/01/2038	1,000	1,261
4.000%, 08/01/2037	1,500	1,761
4.000%, 08/01/2038	1,250	1,463
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,378
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	8,070
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100 3.875%, 05/01/2050	1,215	1,363

4	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2030	$1,250	$1,581
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2031	1,000	1,244
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100 5.500%, 11/15/2027	10,000	11,555
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100 5.000%, 12/01/2031	2,000	2,580
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100 5.250%, 11/15/2026	2,000	2,309
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100 5.000%, 06/01/2030	1,465	1,804
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100 5.000%, 06/01/2032	1,360	1,668
Denver City & County, School District No. 1, Ser B, COP
Callable 03/01/2021 @ 100 5.000%, 12/01/2031	1,185	1,232
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100 5.000%, 10/01/2032	4,555	5,034
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,266
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102 5.250%, 12/01/2027	745	798
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100 4.000%, 12/01/2032	1,000	1,217
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100 5.000%, 11/15/2038 (A)	5,000	5,300
University of Colorado, Ser A2, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2031	1,240	1,617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103 5.000%, 12/15/2026	$220	$260

		69,211

Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, RB
5.000%, 07/01/2025	390	464
5.000%, 07/01/2026	255	310
Connecticut State, Health & Educational Facilities Authority, Ser B, RB
Callable 12/01/2026 @ 102 5.000%, 12/01/2036	1,230	1,489
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,119
5.000%, 07/01/2036	700	867
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100 5.000%, 10/15/2025	10,000	11,456
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	3,065
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100 5.000%, 09/15/2029	5,000	6,508
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100 5.000%, 09/01/2034	2,500	2,927
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2028	1,950	2,351
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100 5.000%, 10/01/2030	2,000	2,581

		33,137

Delaware — 0.0%
Kent County, Student Housing and Dining Facility, RB
Callable 01/01/2028 @ 100 5.000%, 07/01/2040	440	508

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

District of Columbia — 0.8%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2028	$2,000	$2,538
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,734
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100 5.000%, 10/01/2027	2,705	3,075
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,206
4.000%, 10/01/2036	1,500	1,805
4.000%, 10/01/2038	1,000	1,196

		15,554

Florida — 7.2%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	350	374
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2037 (A)	4,000	4,911
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100 5.000%, 12/01/2030	1,500	1,958
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,623
5.000%, 10/01/2035	2,000	2,493
Broward County, Airport System Revenue, RB
5.000%, 07/01/2027	2,885	3,715
Broward County, Airport System Revenue, Ser A, AMT, RB
Callable 10/01/2029 @ 100 4.000%, 10/01/2049	5,000	5,818
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,322
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (E)	1,675	1,772
5.000%, 09/01/2021	825	874
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,530

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	$1,250	$1,592
Central Florida, Expressway Authority, Ser A, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	2,000	2,644
Escambia County, Health Facilities Authority, RB
Callable 02/15/2030 @ 100 4.000%, 08/15/2045	4,230	4,880
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103 7.000%, 04/01/2035	1,205	1,232
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100 5.000%, 06/01/2025	15,000	17,871
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	5,000	5,257
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100 4.000%, 07/01/2033	5,000	6,013
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,521
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 03/30/2020 @ 105 6.500%, 01/01/2049 (A)(C)	2,355	2,432
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100 5.000%, 03/01/2037	1,295	1,561
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100 5.000%, 10/01/2028	1,000	1,209
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,754
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100 4.000%, 07/01/2033	2,930	3,539

6	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	$7,500	$8,540
Florida State, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100 5.250%, 12/01/2043 (C)	3,000	3,340
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2031	2,000	2,562
Greater Orlando Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100 5.000%, 10/01/2030	1,500	1,974
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2031	3,695	4,449
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100 5.000%, 10/01/2027	4,265	5,024
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100 5.000%, 10/01/2025 (B)	970	1,113
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100 5.000%, 10/01/2023 (B)	900	1,033
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,935
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,059
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100 5.000%, 02/01/2030	2,500	2,867
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	509
5.000%, 04/01/2031	910	1,075
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100 5.000%, 05/01/2026	6,985	8,420
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100 5.500%, 10/01/2027	1,330	1,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2032	$3,270	$4,058
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2036	3,500	4,434
Osceola County, Transportation Revenue, Ser A-2, RB
2.424%, 10/01/2027 (D)	360	314
2.295%, 10/01/2026 (D)	275	246
2.097%, 10/01/2025 (D)	125	114
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2032	5,850	7,037
Polk County, Utility System Revenue, RB
5.000%, 10/01/2030	1,175	1,627
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2029	1,500	1,870
Seminole County, Industrial Development Authority, RB
Callable 05/15/2022 @ 100 3.750%, 11/15/2025	835	846
Seminole County, Industrial Development Authority, RB
Callable 11/15/2026 @ 103 5.250%, 11/15/2039	3,660	3,847
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2031	3,000	3,798
Volusia County, Educational Facility Authority, RB
5.000%, 10/15/2026	750	934
Volusia County, Educational Facility Authority, RB
Callable 10/15/2029 @ 100 4.000%, 10/15/2035	270	318

		159,774

Georgia — 3.1%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2032	2,595	3,110
Atlanta, Water & Wastewater Revenue Authority, RB
Callable 05/01/2025 @ 100 5.000%, 11/01/2033	5,010	6,032

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100 5.250%, 11/01/2028	$3,000	$3,472
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	3,146
5.000%, 07/01/2024	1,075	1,259
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2033	1,000	1,230
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,511
5.250%, 09/15/2020	3,740	3,822
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 01/01/2028	4,140	5,035
Georgia State, Municipal Electric Authority, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,290
5.000%, 01/01/2035	1,500	1,877
Georgia State, Municipal Electric Authority, RB, AGM
Callable 07/01/2028 @ 100 4.000%, 01/01/2044	3,250	3,725
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	633
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,024
Georgia State, Ser A, GO
Callable 07/01/2028 @ 100 5.000%, 07/01/2030	3,270	4,325
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,817
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,199
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,929
5.000%, 07/01/2027	1,390	1,623
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100 1.859%, 04/01/2048 (A)	1,865	1,888
Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100 4.000%, 03/01/2050 (A)	6,640	7,762

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100 4.000%, 08/01/2048 (A)	$4,000	$4,428

		69,137

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2032	3,000	3,837
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,418
4.000%, 01/01/2037	4,500	5,406

		11,661

Idaho — 0.0%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	820	890

Illinois — 9.2%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.577%, 01/01/2025 (D)	325	304
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100 5.500%, 01/01/2027	2,000	2,248
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	5,000	5,850
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2038	1,500	1,828
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100 5.000%, 01/01/2036	1,290	1,624
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,733
5.000%, 01/01/2032	5,840	6,904
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2035	3,500	4,224

8	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2031	$2,450	$2,967
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	809
5.000%, 12/01/2028	100	127
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	3,497
5.000%, 12/01/2034	2,840	3,468
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	595
5.000%, 04/01/2034	620	736
5.000%, 04/01/2036	445	526
5.000%, 04/01/2037	725	855
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2028	2,970	3,385
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	1,000	1,107
Chicago, Ser A, GO
5.000%, 01/01/2023	355	389
Chicago, Ser A, GO
Callable 01/01/2024 @ 100 5.250%, 01/01/2029	1,210	1,372
Chicago, Ser A, GO
Callable 01/01/2029 @ 100 5.500%, 01/01/2035	3,020	3,868
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,332
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,231
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100 5.000%, 11/01/2027	2,360	2,896
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,156
5.000%, 11/01/2034	1,500	1,720
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100 5.000%, 11/01/2035	5,000	6,198
Cook County, Ser A, GO
Callable 11/15/2020 @ 100 5.250%, 11/15/2033	3,500	3,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2035	$4,000	$4,986
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100 7.125%, 11/01/2023 (B)	3,310	4,049
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2026	6,410	7,224
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2037	1,500	1,736
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2029	1,885	2,255
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100 5.000%, 12/01/2026	2,500	3,079
Illinois State, Finance Authority, RB
5.000%, 09/01/2021	160	168
5.000%, 09/01/2022	175	190
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100 5.500%, 07/01/2028	1,000	1,133
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2033	1,050	1,236
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2034	2,000	2,348
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100 5.000%, 10/01/2030	1,000	1,060
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	318
5.000%, 02/15/2030	390	472
5.000%, 02/15/2032	265	317
5.000%, 02/15/2037	570	674
Illinois State, GO
4.000%, 02/01/2024	1,585	1,748

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 03/01/2022 @ 100 5.000%, 03/01/2036	$1,215	$1,296
Illinois State, GO
Callable 01/01/2026 @ 100 5.000%, 01/01/2029	6,930	8,245
Illinois State, GO
Callable 11/01/2026 @ 100 5.000%, 11/01/2036	2,970	3,551
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 02/01/2032	5,000	5,964
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,609
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,392
5.500%, 07/01/2023	2,095	2,400
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,740
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,802
Illinois State, Ser B, GO
Callable 11/01/2029 @ 100 4.000%, 11/01/2034	6,025	7,052
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100 5.000%, 11/01/2029	1,910	2,353
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,136
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100 5.000%, 11/01/2028	1,000	1,238
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,930
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2024	2,500	2,799
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,000	1,318
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100 5.000%, 01/01/2031	3,035	3,366
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100 5.000%, 12/01/2032	2,000	2,426

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2032	$1,250	$1,430
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	1,015
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,578
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100 5.000%, 12/01/2031	3,275	4,020
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	306
5.000%, 12/15/2032	255	312
5.000%, 12/15/2033	300	366
5.000%, 12/15/2034	400	487
Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2027	6,100	7,502
Sales Tax Securitization, RB
5.000%, 01/01/2028	380	483
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	2,000	2,490
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,701
5.000%, 01/01/2037	1,000	1,243
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100 5.000%, 01/01/2036	1,250	1,627
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100 5.000%, 01/01/2037	2,700	3,517
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100 5.000%, 04/01/2028	3,210	3,571
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100 5.000%, 04/01/2028	2,035	2,323

		200,133

Indiana — 1.2%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2029	1,000	1,071

10	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	$1,930	$2,095
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100 5.250%, 02/01/2035	2,000	2,430
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,384
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2032	2,000	2,556
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,376
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2035	3,400	3,882
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,864

		26,658

Iowa — 0.1%
Iowa State, Finance Authority, RB
Callable 11/15/2020 @ 100 2.875%, 05/15/2049	225	228
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100 5.000%, 08/01/2021 (B)	1,500	1,590
Iowa Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	210

		2,028

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2033	3,500	4,237
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100 5.000%, 11/15/2029	4,000	4,357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2027	$1,180	$1,297

		9,891

Kentucky — 1.8%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100 4.000%, 04/01/2048 (A)	15,280	16,990
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100 4.000%, 01/01/2049 (A)	17,500	19,761
Louisville, Jefferson County Metropolitan Government, Norton Healthcare, RB
Callable 07/01/2026 @ 101 5.000%, 10/01/2047 (A)	1,175	1,469

		38,220

Louisiana — 1.3%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100 5.000%, 02/01/2027	1,000	1,195
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,342
5.000%, 06/15/2030	1,500	1,745
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100 5.000%, 12/15/2030	3,000	3,693
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2022	1,000	1,093
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100 5.500%, 05/15/2030	2,000	2,036
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,507
5.000%, 01/01/2032	2,100	2,453
5.000%, 01/01/2033	2,100	2,448
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100 5.000%, 01/01/2031	1,260	1,587

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100 5.000%, 10/01/2036	$1,550	$1,951
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,094
5.000%, 07/15/2027	1,750	1,912
Parish of St. John the Baptist, RB
2.200%, 06/01/2037 (A)	1,000	1,051

		28,107

Maryland — 2.2%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100 5.000%, 09/01/2035	1,250	1,518
Baltimore, Harbor Point Project, Senior Lien, TA
Callable 06/01/2029 @ 100
3.500%, 06/01/2039 (C)	380	398
3.450%, 06/01/2035 (C)	180	192
3.400%, 06/01/2034 (C)	170	181
3.350%, 06/01/2033 (C)	160	170
3.300%, 06/01/2032 (C)	145	153
3.250%, 06/01/2031 (C)	130	137
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100 3.500%, 03/01/2050	620	682
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100 5.375%, 06/01/2020 (B)	2,820	2,852
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100 5.500%, 01/01/2036	2,000	2,470
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Pre-Refunded @ 100 5.000%, 07/01/2022 (B)	1,165	1,279
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100 4.000%, 07/01/2035	1,000	1,160
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2032	5,000	6,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Ser A, GO
5.000%, 03/15/2025	$5,000	$6,044
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,550
Maryland State, Transportation Authority, AMT, RB
5.000%, 06/01/2027	4,850	6,116
Montgomery County, Ser A, GO
5.000%, 11/01/2023	7,000	8,069
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100 5.000%, 11/01/2028	1,625	1,935
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2030	2,880	3,212

		46,304

Massachusetts — 2.6%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,000	2,118
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Pre-Refunded @ 100 5.000%, 08/15/2020 (B)	1,500	1,528
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100 5.000%, 07/01/2021 (B)	755	797
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2027	2,965	3,642
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100 5.000%, 07/01/2034	1,325	1,669
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,742
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,984
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2028	1,750	2,226
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,449

12	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100 5.000%, 06/15/2026	$2,500	$3,047
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,855	2,350
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	1,330	1,731
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2031	1,250	1,516
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2026	1,500	1,644
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100 5.000%, 08/15/2029	1,370	1,675
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100 5.000%, 01/01/2035	5,500	7,218
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100 4.000%, 05/01/2034	6,500	7,983
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100 5.000%, 01/01/2034	3,000	3,909
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,589

		56,817

Michigan — 2.1%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,512
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	6,074
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	$5,000	$5,475
5.000%, 07/01/2023	2,500	2,838
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100 5.000%, 07/01/2030	1,000	1,169
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2034	2,565	3,042
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100 5.000%, 08/15/2031	3,300	3,708
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2033	2,755	3,234
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	2,000	2,542
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100 3.750%, 06/01/2050	280	311
Michigan State, Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100 5.000%, 12/31/2031	3,500	4,474
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 03/16/2020 @ 100 6.000%, 06/01/2034	1,140	1,164
Richmond Community Schools, Ser I, GO, Q-SBLF
Callable 05/01/2029 @ 100 5.000%, 05/01/2031	940	1,226
Utica Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	3,001
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,576
5.000%, 12/01/2031	1,800	2,180

		47,085

Minnesota — 0.9%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,453
5.500%, 01/01/2031	1,275	1,330
5.250%, 01/01/2037	2,010	1,774

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Duluth, Independent School District No. 709, Ser A, RB,
5.000%, 02/01/2025	$500	$591
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	379
5.000%, 01/01/2031	300	376
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	221
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	413
5.000%, 10/01/2027	600	706
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	1,979
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,540
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (A)	1,535	1,629
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,359
5.000%, 05/01/2031	695	845
University of Minnesota, Ser A, RB
Pre-Refunded @ 100 5.250%, 12/01/2020 (B)	1,370	1,415

		20,010

Mississippi — 0.5%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
Callable 03/02/2020 @ 100 1.200%, 12/01/2030 (A)	4,510	4,510
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 03/02/2020 @ 100 1.200%, 11/01/2035 (A)	1,800	1,800
Mississippi State, Business Finance, Chevron USA Project, Ser H, RB
Callable 03/02/2020 @ 100 1.200%, 11/01/2035 (A)	1,500	1,500
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	1,100	1,301

		9,111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Missouri — 1.9%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100 4.000%, 10/01/2036	$995	$1,205
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100 5.000%, 09/01/2023	8,015	8,491
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (C)	230	266
4.375%, 02/01/2031 (C)	600	676
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2032	1,000	1,288
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2027	2,295	2,585
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2034	3,000	3,548
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2028	1,000	1,233
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100 5.000%, 06/01/2028	3,425	3,966
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100 3.875%, 05/01/2050	1,200	1,343
Missouri State, Housing Development Commission, Ser A-FIRST, RB, GNMA/ FNMA/FHLMC
Callable 05/01/2029 @ 100 3.500%, 11/01/2050	750	830
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	2,000	2,360

14	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$1,850	$2,128
5.000%, 01/01/2028	1,400	1,607
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2026	5,135	6,159
St Louis, Airport Revenue, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	769
5.000%, 07/01/2033	625	806
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,576

		42,836

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2029	1,130	1,267

Nebraska — 1.5%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,866
5.000%, 09/01/2034	1,000	1,372
5.000%, 09/01/2035	2,840	3,952
5.000%, 09/01/2036	3,140	4,420
Nebraska State, Public Power District, Ser A, RB
Pre-Refunded @ 100 5.000%, 01/01/2022 (B)	1,235	1,328
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2029	765	819
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2033	1,000	1,271
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2030	5,500	6,495
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100 5.000%, 02/01/2027	1,500	1,856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (B)	$4,015	$4,169

		30,548

Nevada — 0.6%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,977
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,314
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,317
Clark County, Ser B, GO
Callable 11/01/2026 @ 100 5.000%, 11/01/2029	5,000	6,297
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100 5.000%, 06/01/2037	590	748
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100 5.000%, 06/01/2033	400	509
Sparks, Tourism Improvement District No. 1, Ser A, RB
2.500%, 06/15/2024 (C)	280	287

		14,449

New Jersey — 4.6%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	1,395	1,410
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101 5.625%, 11/15/2030	1,160	1,345
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,245
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100 5.000%, 06/01/2037	1,500	1,823
New Jersey State, Economic Development Authority, RB
Callable 11/01/2029 @ 100 4.000%, 11/01/2037	1,000	1,164

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	$1,775	$1,971
5.000%, 03/01/2028	1,250	1,384
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,110
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100 5.250%, 06/15/2031	4,750	5,613
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,580
5.000%, 06/15/2026	3,020	3,574
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	855	936
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2036	2,250	2,779
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2033	2,590	3,386
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,820
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,205
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2035	10,000	12,533
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2046	4,390	5,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2028	$2,000	$2,413
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	328
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2030	3,585	4,300
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,238
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100 5.500%, 06/15/2031	3,270	3,450
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100 5.000%, 06/15/2032	1,250	1,572
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2033	2,230	2,788
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,138
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,606
5.000%, 01/01/2032	6,000	7,684
5.000%, 01/01/2033	350	447
Rutgers University, Ser J, RB
Pre-Refunded @ 100 5.000%, 05/01/2023 (B)	4,750	5,379
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	346
5.000%, 01/01/2033	425	516
5.000%, 01/01/2034	570	691
5.000%, 01/01/2035	570	690
5.000%, 01/01/2036	570	689
5.000%, 01/01/2037	570	687

		99,007

16	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2030	$1,130	$1,355
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103 5.000%, 05/15/2034	650	757

		2,112

New York — 5.8%
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	315
5.000%, 09/01/2034	1,000	1,257
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,919
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2029	4,140	4,759
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2030	5,000	6,227
Metropolitan Transportation Authority, RB
5.000%, 11/15/2034 (A)	1,000	1,160
Metropolitan Transportation Authority, Ser A-1, RB
5.000%, 02/01/2023	5,000	5,583
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,325	1,717
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2029	1,000	1,159
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 03/30/2020 @ 100 6.500%, 12/01/2028	3,500	3,656
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,101
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser B-1, GO
Callable 10/01/2027 @ 100 4.000%, 10/01/2041	$2,000	$2,334
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100 4.000%, 10/01/2035	500	617
New York City, Ser E, GO
5.000%, 08/01/2020	1,000	1,017
5.000%, 08/01/2023	1,315	1,501
New York City, Ser F, GO
Callable 02/01/2022 @ 100 5.000%, 08/01/2028	2,500	2,696
New York City, Ser G, GO
5.000%, 08/01/2022	2,000	2,201
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100 5.000%, 04/01/2023	2,055	2,235
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	2,500	2,907
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,285
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2026	2,470	2,667
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100 5.000%, 05/01/2028	2,500	2,826
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100 5.000%, 07/01/2021	1,320	1,365
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100 5.000%, 08/01/2033	2,000	2,264
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	264
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100 5.000%, 01/01/2022 (B)	610	657

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	$2,000	$2,520
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100 5.250%, 01/01/2034	910	1,046
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 05/01/2021 (B)	2,135	2,240
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,275
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100 5.000%, 01/15/2031	5,000	6,457
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100 5.000%, 03/15/2030	5,000	6,079
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2025	2,500	2,910
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,486
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100 5.000%, 05/15/2023	970	1,060
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100 5.150%, 11/15/2034 (C)	2,000	2,297
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,066
3.150%, 04/01/2024	920	979
New York State, Mortgage Agency, Ser 194- AMT, AMT, RB
3.250%, 10/01/2024	1,000	1,083
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100 5.000%, 03/15/2025	6,750	7,042
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2027	2,095	2,418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	$3,250	$3,762
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,459
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2033	4,000	4,958
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100 5.000%, 03/15/2032	3,335	3,879
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100 5.000%, 03/15/2031	3,500	3,925
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100 5.000%, 12/15/2033	1,810	2,223
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,185
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	642
5.000%, 06/01/2031	525	639
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2031	2,000	2,348

		128,878

North Carolina — 0.7%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,912
5.000%, 07/01/2027	1,500	1,929
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,606
North Carolina State, Medical Care Commission, RB
Callable 01/01/2027 @ 103 5.000%, 01/01/2029	285	343
North Carolina State, Medical Care Commission, Ser A, RB
Callable 01/01/2026 @ 103 5.000%, 01/01/2038	605	725
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2032	2,500	2,958

18	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100 5.000%, 05/01/2020 (B)	$1,125	$1,133
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,455
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100 5.000%, 01/01/2034	2,000	2,579

		18,640

North Dakota — 0.0%
North Dakota, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100 3.550%, 07/01/2033	1,000	1,119

Ohio — 2.6%
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2027	5,000	5,790
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 03/12/2020 @ 100 5.875%, 06/01/2047	1,000	1,001
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	6,055	8,114
5.000%, 06/01/2033	1,150	1,529
5.000%, 06/01/2034	580	766
5.000%, 06/01/2035	1,150	1,513
5.000%, 06/01/2036	1,150	1,506
4.000%, 06/01/2037	580	692
4.000%, 06/01/2038	580	690
4.000%, 06/01/2039	580	688
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100 5.000%, 06/01/2055	1,140	1,287
Buckeye, Tobacco Settlement Financing Authority, Ser B-, RB
Callable 06/01/2030 @ 22 5.549%, 06/01/2057 (D)	3,035	426
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100 5.000%, 02/15/2037	3,000	3,561

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Franklin County, Convention Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2033	$340	$430
5.000%, 12/01/2034	290	366
5.000%, 12/01/2035	350	441
5.000%, 12/01/2036	395	496
5.000%, 12/01/2037	380	476
5.000%, 12/01/2038	475	593
5.000%, 12/01/2039	415	517
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,061
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100 5.750%, 11/15/2022	2,500	2,576
Ohio State, Private Activity Revenue, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100 5.000%, 12/31/2027	655	777
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2030	2,655	3,398
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,446
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2029	2,615	3,347
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2031	1,250	1,606
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (B)	1,000	1,039
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100 5.000%, 01/15/2050 (A)	3,230	3,832
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100 5.250%, 02/15/2029	2,500	2,803

		56,767

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100 5.250%, 08/15/2043	$2,510	$3,097
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035 (A)	1,285	1,474

		4,571

Oregon — 0.9%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100 5.000%, 04/01/2030	2,150	2,582
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,864
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,168
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2035	2,500	3,028
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100 5.000%, 05/01/2021 (B)	3,755	3,940
Oregon State, Ser A, GO
5.000%, 05/01/2028	2,900	3,820
Santiam Canyon, School District 129J, GO
Callable 06/15/2029 @ 100 5.000%, 06/15/2044	1,000	1,291

		18,693

Pennsylvania — 5.7%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100 5.000%, 04/01/2030	5,000	6,372
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100 5.000%, 03/01/2025	2,200	2,290
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (C)	1,155	1,235
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100 5.000%, 05/01/2026	1,375	1,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100 5.125%, 03/15/2036	$2,000	$2,354
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	3,066
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2033	3,500	4,409
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100 1.680%, 09/01/2048 (A)	7,000	7,031
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	829
5.000%, 07/01/2034	875	993
Geisinger, Health Authority, RB
1.150%, 10/01/2043	2,000	2,000
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	650
5.000%, 07/01/2032	560	645
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,426
Luzerne County, Industrial Development Authority, AMT, RB
Callable 12/03/2029 @ 100 2.450%, 12/01/2039 (A)	2,500	2,664
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100 5.000%, 09/01/2033	2,815	3,596
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2036	4,485	5,347
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100 5.625%, 07/01/2030	1,810	2,002

20	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	$250	$279
4.000%, 04/01/2025	650	741
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,521
5.000%, 09/15/2026	2,500	3,139
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100 5.250%, 05/01/2024	160	168
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Pre-Refunded @ 100 5.250%, 05/01/2021 (B)	2,520	2,650
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100 3.350%, 10/01/2026	2,000	2,054
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2030	5,000	6,204
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	750	948
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100 5.000%, 12/01/2033	3,000	3,619
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2030	4,260	4,989
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2028	3,000	3,685
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,553
5.000%, 12/01/2035	1,000	1,251
Philadelphia, Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100 5.000%, 06/15/2027	1,680	1,764
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	1,000	1,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2037	$4,725	$5,585
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,448
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,959
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,270
5.000%, 09/01/2036	2,000	2,500
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100 4.000%, 09/01/2035	5,000	5,851
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100 5.000%, 09/01/2026 (B)	25	31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,177
5.000%, 09/01/2030	7,975	9,774
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100 5.000%, 09/01/2025	2,840	3,223

		127,013

Puerto Rico — 1.0%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	720	824
4.750%, 07/01/2053	2,770	3,129
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 30 4.966%, 07/01/2051 (D)	6,225	1,338
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100 4.550%, 07/01/2040	8,625	9,705
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100 4.329%, 07/01/2040	7,290	8,084

		23,080

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100 5.000%, 09/15/2028	$1,405	$1,738
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100 3.000%, 12/01/2024	625	661

		2,399

South Carolina — 0.8%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2027	2,500	2,880
South Carolina Jobs, Economic Development Authority, Ser A, RB
Callable 12/15/2026 @ 100 5.750%, 06/15/2039 (C)	1,870	2,200
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102 3.750%, 01/01/2050	800	899
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100 4.000%, 07/01/2035	1,160	1,299
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,873
5.000%, 07/01/2030	1,500	1,907
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2029	1,000	1,227
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2026	3,800	4,501

		17,786

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	1,001
5.000%, 11/01/2028	900	1,083

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100 4.000%, 11/01/2049	$1,170	$1,312

		3,396

Tennessee — 1.0%
Chattanooga, Health Educational & Housing Facility Board, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,275
5.000%, 08/01/2035	415	528
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2031	3,000	3,394
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2024	1,890	1,993
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	1,100	1,115
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2029	2,040	2,305
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100 4.000%, 11/01/2049 (A)	5,000	5,734
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,243
Tennessee, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100 4.000%, 07/01/2045	1,800	1,902

		22,489

Texas — 12.4%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100 5.000%, 02/15/2030	2,000	2,366
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	1,000	1,210
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2032	1,535	1,924

22	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Austin-Bergstrom Landhost Enterprises, RB
5.000%, 10/01/2026	$465	$573
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100 5.000%, 09/01/2024	5,000	5,679
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2029	5,095	6,208
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 01/01/2032	1,350	1,613
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,926
5.000%, 08/15/2033	6,500	7,590
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100 5.000%, 08/15/2027	1,050	1,233
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2030 @ 100 3.000%, 02/15/2036	630	701
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100 5.000%, 02/15/2032	6,500	8,570
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 03/30/2020 @ 100 5.250%, 01/01/2023	3,495	3,506
Dallas City, GO
5.000%, 02/15/2026	4,400	5,411
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,223
5.000%, 11/01/2031	1,250	1,524
5.000%, 11/01/2032	2,500	3,043
5.000%, 11/01/2033	1,175	1,428
5.000%, 11/01/2034	1,000	1,214
5.000%, 11/01/2035	1,000	1,212
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100 5.250%, 11/01/2026	$2,250	$2,615
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2032	7,500	9,354
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100 5.000%, 02/15/2031	2,445	2,819
El Paso, GO
Callable 08/15/2026 @ 100 5.000%, 08/15/2034	4,050	4,965
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100 5.000%, 03/01/2027	1,975	2,297
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,067
5.000%, 11/15/2022	1,050	1,161
Harris County, Cultural Education Facilities Finance, RB
5.000%, 12/01/2025	2,000	2,448
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	1,250	1,593
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,946
5.000%, 11/15/2029	2,325	2,733
5.000%, 11/15/2030	3,310	3,881
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100 5.000%, 11/01/2021 (B)	5,660	6,054
Harris County, Ser A, GO
Callable 10/01/2025 @ 100 5.000%, 10/01/2028	3,600	4,432
Harris County, Toll Road Authority, Ser A, RB
Callable 02/15/2028 @ 100 5.000%, 08/15/2031	2,440	3,126
Houston City, Ser A, GO
5.000%, 03/01/2025	3,070	3,690
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2027	6,000	6,574

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, Sub-Ser B, GO
Callable 07/01/2028 @ 100 5.000%, 07/01/2029	$3,685	$4,799
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2032	1,500	1,895
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2029	3,340	3,776
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2028	2,610	2,997
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Pre-Refunded @ 100 5.000%, 11/15/2021 (B)	3,000	3,216
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2031	1,000	1,192
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2030	1,645	2,078
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,512
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2027	5,560	7,020
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2035	1,800	2,267
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,917
5.000%, 01/01/2034	4,785	5,653
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,716
5.000%, 01/01/2033	995	1,209
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,101
5.000%, 01/01/2035	1,000	1,239
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2031	1,775	2,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	$6,000	$7,421
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,282
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	7,020
San Antonio, Electric and Gas Systems Revenue, Ser Junior LIEN, RB
1.750%, 02/01/2049 (A)	735	762
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,051
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2032	1,500	1,834
Texas State, GO
5.000%, 04/01/2026	3,800	4,738
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	4,996
5.000%, 04/01/2029	3,000	3,499
Texas State, GO
Callable 04/01/2026 @ 100 5.000%, 04/01/2028	2,630	3,261
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100 7.000%, 12/31/2038	2,500	2,961
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100 7.500%, 06/30/2033	1,750	1,787
Texas State, Ser A, GO
5.000%, 10/01/2027	1,130	1,465
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,076
5.000%, 05/15/2026	2,500	3,130
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,400
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,743
Texas State, Water Development Board, RB
Callable 10/15/2029 @ 100 4.000%, 10/15/2044	4,000	4,774

24	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100 5.000%, 05/15/2025	$1,000	$1,152
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100 5.000%, 08/01/2032	1,000	1,270
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	9,202
University of Houston, Ser A, RB
5.000%, 02/15/2021	5,045	5,245
5.000%, 02/15/2021 (E)	105	109
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100 5.000%, 02/15/2029	3,000	3,679
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	6,113
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2027	2,285	2,693
West Travis County, Public Utility Agency, RB
Pre-Refunded @ 100 5.000%, 08/15/2021 (B)	1,000	1,059

		271,881

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	5,000	6,181
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	1,500	1,878
Utah State, GO
Callable 01/01/2029 @ 100 3.000%, 07/01/2034	495	559
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100 5.000%, 12/15/2032	1,585	2,025

		10,643

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100 4.000%, 11/01/2045	860	898

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Virginia — 1.4%
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	$3,055	$3,808
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,349
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,214
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100 5.000%, 02/01/2031	5,000	6,312
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100 5.000%, 07/01/2034	3,400	3,634
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB
Callable 03/16/2020 @ 22 12.523%, 06/01/2047 (D)	41,470	7,673

		28,990

Washington — 3.2%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	7,720	9,609
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100 5.000%, 01/01/2029	4,200	4,672
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100 5.250%, 12/01/2021	1,000	1,053
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,450
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100 5.000%, 04/01/2036	1,500	1,911
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100 5.000%, 08/01/2028	2,500	2,738
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100 5.000%, 04/01/2032	1,500	1,738
Seattle, Municipal Light & Power Revenue, Ser A, RB
Pre-Refunded @ 100 5.000%, 02/01/2021 (B)	1,455	1,511

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100 5.000%, 02/01/2022	$1,230	$1,277
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2034	2,000	2,541
5.000%, 07/01/2035	2,000	2,536
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	2,000	2,028
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2031	1,500	1,815
Washington State, GO
5.000%, 07/01/2023	3,500	3,988
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/2026 @ 103 5.000%, 01/01/2034 (C)	745	873
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100 5.000%, 08/01/2030	2,540	2,989
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100 5.000%, 07/01/2032	7,710	9,171
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100 5.000%, 07/01/2031	2,730	3,251
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100 5.000%, 08/01/2032	5,000	6,374
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	3,320	3,481
5.000%, 06/01/2022	2,700	2,932

		72,938

West Virginia — 0.4%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,623
5.000%, 06/01/2032	1,510	1,955
5.000%, 06/01/2034	1,000	1,290
5.000%, 06/01/2035	1,005	1,294

		6,162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Wisconsin — 1.5%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	$500	$624
Public Finance Authority, RB, AGM
4.000%, 07/01/2027	225	265
4.000%, 07/01/2028	225	269
Public Finance Authority, RB, AGM
Callable 07/01/2028 @ 100 4.000%, 07/01/2029	225	268
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100 5.000%, 08/15/2031	4,155	5,313
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2030	3,810	4,688
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2034	1,835	2,274
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100 5.000%, 08/15/2034	1,155	1,329
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	543
5.000%, 11/01/2029	465	536
5.000%, 11/01/2030	520	596
5.000%, 11/01/2039	1,135	1,277
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100 5.000%, 12/01/2029	1,650	1,923
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100 5.000%, 10/01/2023 (C)	600	621
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	770	802

26	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100 7.000%, 12/01/2050 (C)	$1,390	$1,697
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,552
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100 5.000%, 03/01/2034	6,880	8,405
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2029 (C)	605	696
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100 5.250%, 04/01/2030	2,095	2,333

		36,011

Total Municipal Bonds (Cost $2,015,901) ($ Thousands)		2,181,137

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	1,917,307	1,917
Total Cash Equivalent (Cost $1,917) ($ Thousands)		1,917

Total Investments in Securities — 99.3% (Cost $2,017,818) ($ Thousands)		$2,183,054

Percentages are based on Net Assets of $2,198,514 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 29, 2020.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $33,449 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

TA — Tax Allocation

The following is a list of the level of inputs used as of February 29, 2020 in valuing the Fund’s investments at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Municipal Bonds	–	2,181,137	–	2,181,137
Cash Equivalent	1,917	–	–	1,917

Total Investments in Securities	1,917	2,181,137	–	2,183,054

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate-Term Municipal Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 1,421	$ 70,967	$(70,471)	$ —	$ —	$ 1,917	1,917,307	$ 19	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund

Sector Weightings †:

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.4%

Alabama — 5.0%
Baptist Health, Healthcare Authority, Ser B, RB, AGC
Callable 03/06/2020 @ 100 1.250%, 11/15/2037 (A)	$975	$975
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100 2.009%, 12/01/2048 (A)	13,510	13,667
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,555
Black Belt, Energy Gas District, Ser A, RB
Callable 03/01/2021 @ 101 4.000%, 07/01/2046 (A)	5,000	5,185
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101 4.000%, 08/01/2047 (A)	5,275	5,634
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	605
4.000%, 12/01/2024	500	562
4.000%, 12/01/2025	730	838
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101 4.000%, 12/01/2050 (A)	10,000	11,468
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100 1.960%, 06/01/2049 (A)	18,000	18,143
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100 4.000%, 04/01/2049 (A)	4,850	5,378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100 1.800%, 04/01/2049 (A)	$3,000	$3,012

		67,022

Alaska — 0.4%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,020
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100 5.000%, 06/30/2022	2,975	3,139
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100 5.000%, 06/30/2022	1,140	1,203

		5,362

Arizona — 0.9%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,303
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 03/30/2020 @ 102 3.375%, 12/01/2031 (A)	1,815	1,852
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,741
Phoenix-Mesa, Gateway Airport Authority, AMT, RB
4.000%, 07/01/2021	530	551
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 03/03/2020 @ 100 1.100%, 09/01/2045 (A)	2,075	2,075

		12,522

California — 2.8%
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100 1.520%, 12/01/2035 (A)	3,750	3,773
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 02/01/2021 @ 100 1.511%, 08/01/2047 (A)	1,500	1,502

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100 1.360%, 10/01/2047 (A)	$2,130	$2,133
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 03/20/2020 @ 100 1.604%, 04/01/2038 (A)	2,000	2,000
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100 1.500%, 10/01/2045 (A)	1,150	1,150
California State, Municipal Finance Authority, Ser A, RB
1.300%, 02/01/2039 (A)(B)	1,500	1,520
California State, Ser B, GO
Callable 06/01/2021 @ 100 1.923%, 12/01/2031 (A)	1,800	1,811
California State, Statewide Communities Development Authority, RB
Callable 06/01/2021 @ 100 1.250%, 12/01/2021 (A)	1,525	1,530
California State, Statewide Communities Development Authority, RB
Callable 06/01/2021 @ 100 1.250%, 12/01/2021 (A)	2,445	2,454
California State, Statewide Communities Development Authority, Ser D, RB
1.250%, 07/01/2041 (A)	2,525	2,525
California State, Statewide Communities Development Authority, Ser E, RB, AGM
Callable 03/06/2020 @ 100 1.330%, 07/01/2040 (A)	3,000	3,000
Deutsche Bank Spears Life Trust, RB
1.500%, 12/01/2052 (A)(B)	1,000	1,000
Long Beach City, Harbor Revenue, AMT, RB
5.000%, 05/15/2023	3,000	3,388
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2022	1,540	1,679
Los Angeles, Multi-Family Housing, Jordan Downs Phase 1B Apartments, RB
Callable 01/01/2021 @ 100 2.080%, 01/01/2022 (A)	2,800	2,825
Mizuho Floater, Residual Trust, Special Tax
Callable 03/30/2020 @ 101 1.320%, 03/01/2021 (A)(B)(C)	2,000	2,000
San Jose, Multi-Family Housing, Pollard Plaza Apartments, Ser D, AMT, RB
1.230%, 08/01/2035 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tobacco Securitization Authority of Southern California, RB
5.000%, 06/01/2021	$1,000	$1,051

		36,341

Colorado — 0.8%
Colorado State, Health Facilities Authority, Ser A, RB
5.000%, 02/01/2021 (D)	80	83
Colorado State, Health Facilities Authority, Ser B, RB
Callable 02/01/2025 @ 100 5.000%, 08/01/2049 (A)	1,250	1,478
Colorado State, Housing & Finance, RB
1.300%, 01/01/2038 (A)	3,720	3,729
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2025	1,105	1,229
Denver City & County, Airport System Revenue, Ser F, RB, AGC
Callable 03/06/2020 @ 100 1.150%, 11/15/2025 (A)	2,750	2,750
E-470, Public Highway Authority, RB
Callable 09/01/2020 @ 100 1.511%, 09/01/2039 (A)	750	751
Vauxmont Metropolitan District, RB, AGM
5.000%, 12/15/2021	100	106
5.000%, 12/15/2022	100	110

		10,236

Connecticut — 1.7%
Connecticut State, Health & Educational Facilities Authority, Ser U, RB
2.000%, 07/01/2033 (A)	1,200	1,225
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	567
Connecticut State, Higher Education Supplement Loan Authority, RB
1.100%, 07/01/2048 (A)	3,000	3,016
Connecticut State, Higher Education Supplement Loan Authority, Ser L, RB
4.000%, 11/01/2021	25	26
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,367
Connecticut State, Housing Finance Authority, Ser F, AMT, RB
Callable 05/15/2020 @ 100 1.450%, 11/15/2041 (A)	500	500
Connecticut State, Ser A, GO
5.000%, 04/15/2022	1,445	1,572

30	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Ser C, GO
5.000%, 06/15/2021	$1,370	$1,443
Connecticut State, Ser F, GO
5.000%, 11/15/2020	1,025	1,055
Connecticut State, SIFMA Index Project, Ser A, GO
2.140%, 03/01/2025 (A)	1,815	1,855
2.100%, 03/01/2024 (A)	1,945	1,983
2.050%, 03/01/2023 (A)	1,075	1,093
1.800%, 03/01/2020 (A)	1,125	1,125
Connecticut State, Special Tax Revenue, Ser B, RB
5.000%, 12/01/2021	1,610	1,725
Hartford County, Metropolitan District, Ser A, GO
5.000%, 02/01/2021	565	586
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	1,000	1,010
2.000%, 05/01/2020	400	401
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100 1.730%, 08/01/2022 (A)	2,000	2,022
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,016
5.000%, 08/01/2020	1,000	1,015
New Haven, Ser B, GO
5.000%, 02/01/2021	300	310

		24,912

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	802

District of Columbia — 1.8%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100 1.460%, 06/01/2039 (A)	5,000	5,040
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
2.130%, 06/01/2021 (A)	2,000	2,016
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,976
5.000%, 10/01/2023	5,225	5,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Ser B, AMT, RB
Callable 10/01/2020 @ 100
5.000%, 10/01/2024	$4,000	$4,091
5.000%, 10/01/2026	1,000	1,023

		23,009

Florida — 3.5%
Broward County, Florida Airport System Revenue, Ser A, AMT, RB
5.000%, 10/01/2020	400	409
Escambia County, Housing Authority, RB
1.350%, 12/01/2022 (A)	2,000	2,010
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,769
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	2,260	2,376
Florida State, Higher Educational Facilities Financial Authority, RB
5.000%, 10/01/2020	225	230
Florida State, Housing Finance, RB
1.550%, 09/01/2021 (A)	2,500	2,512
Florida State, Housing Finance, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,876
Indian River County, School District, TA
2.250%, 04/30/2020	2,000	2,004
Jacksonville, Housing Finance Authority, Desert Silver Project, RB
2.250%, 12/01/2021 (A)	7,250	7,305
Jacksonville, Ser B, RB
5.000%, 10/01/2021	3,770	4,016
Lee Memorial Health System, RB
Callable 03/02/2020 @ 100 1.290%, 04/01/2049 (A)	2,000	2,000
Miami-Dade County, Housing Finance Authority, RB
Callable 05/01/2022 @ 100 1.420%, 11/01/2040 (A)	5,790	5,835
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,682
Pasco County, School Board, Ser B, COP, AMBAC
Callable 03/06/2020 @ 100 1.240%, 08/01/2030 (A)	300	300

		45,324

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 4.8%
Atlanta, Urban Residential Finance Authority, Bethel Towers Apartments Project, RB
Callable 07/01/2020 @ 100 2.070%, 07/01/2021 (A)	$3,000	$3,010
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
2.400%, 01/01/2040 (A)	2,345	2,347
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	513
1.550%, 12/01/2049 (A)	2,000	2,010
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,334
DeKalb County, Housing Authority, Ser A, RB
2.000%, 02/01/2022 (A)	1,500	1,511
Fulton County, Development Housing Authority, The Residences at Maggie Capitol Project, RB
2.000%, 03/01/2021 (A)	1,000	1,000
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100 5.000%, 07/01/2024	945	1,038
Macon-Bibb County, Housing Authority, RB
Callable 04/01/2020 @ 100 2.040%, 04/01/2021 (A)	3,000	3,003
Main Street Natural Gas, Ser B, RB
4.000%, 12/01/2020	650	665
Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100 4.000%, 08/01/2049 (A)	7,250	8,282
Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100 1.720%, 08/01/2048 (A)	1,500	1,507
Monroe County, Development Authority, Gulf Power Plant Project, RB
2.000%, 09/01/2037 (A)	1,500	1,505
Private Colleges & Universities Authority, Ser B, RB
Callable 02/16/2022 @ 100 1.570%, 10/01/2039 (A)	2,500	2,506
Savannah, Housing Authority, Chatham Parkway Apartments Project, RB
Callable 08/01/2020 @ 100 2.000%, 08/01/2021 (A)	1,410	1,415
Valdosta, Housing Authority, Brown Rural Development Portfolio Project, RB
Callable 12/01/2020 @ 100 2.250%, 12/01/2021 (A)	14,695	14,821

		64,467

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Hawaii — 1.6%
Hawaii State, Airports System Revenue, AMT, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2023	$4,000	$4,209
Honolulu City & County, Rail Transit Project, GO
Callable 03/05/2020 @ 100
1.470%, 09/01/2025 (A)	1,250	1,250
1.450%, 09/01/2022 (A)	7,500	7,500
1.450%, 09/01/2023 (A)	8,500	8,500

		21,459

Illinois — 5.0%
Bolingbrook Village, Special Taxes, RB
4.000%, 03/01/2020	500	500
4.000%, 03/01/2021	1,000	1,030
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,405	1,494
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2020	810	830
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,026
5.000%, 11/01/2023	3,000	3,077
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	473
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	422
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100 1.625%, 11/01/2034 (A)	1,735	1,737
Illinois State, Finance Authority, Noble Network Charter School Project, RB
5.000%, 09/01/2020	920	934
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	964
5.000%, 08/15/2021	400	420
Illinois State, GO
5.000%, 07/01/2021	2,560	2,693
4.000%, 02/01/2021	1,350	1,386
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	1,044

32	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser A, GO
5.000%, 11/01/2022	$15,695	$17,270
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,654
Illinois State, Ser B, RB
Callable 03/30/2020 @ 100 5.000%, 06/15/2020	920	922
Illinois State, Ser D, GO
5.000%, 11/01/2021	5,950	6,337
5.000%, 11/01/2022	6,000	6,605
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,210	3,438
Lake County, Forest Preserve District, Ser A, GO
1.749%, 12/15/2020 (A)	135	135
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.180%, 01/01/2021 (D)(E)	1,555	1,543
2.180%, 01/01/2021 (E)	1,195	1,180
Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	2,630	2,786
Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2021	1,580	1,675
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,183
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	526
Whiteside & Lee Counties, Community Unit School District No. 5 Sterling, Ser A, GO, BAM
4.000%, 12/01/2020	1,270	1,299
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.192%, 11/01/2022 (E)	1,625	1,573

		67,189

Indiana — 2.9%
Center Grove, Multi-Facility School Building, RB
Callable 06/15/2020 @ 100 2.500%, 12/15/2020	1,000	1,003
Clark Pleasant Middle School, BAN
Callable 03/20/2020 @ 100 2.500%, 07/16/2020	5,705	5,735
Indiana State, Finance Authority, RB
Callable 01/01/2022 @ 100
1.650%, 03/01/2027 (A)	1,500	1,517
1.650%, 12/01/2042 (A)	2,000	2,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Ser L, RB
Callable 03/05/2020 @ 100 1.430%, 12/01/2046 (A)	$2,725	$2,726
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
1.350%, 11/01/2027 (A)	2,975	2,980
Indiana State, Health Facility Financing Authority, RB
1.375%, 10/01/2027 (A)	1,280	1,281
Indiana State, Health Facility Financing Authority, RB
Pre-Refunded @ 100 1.375%, 05/01/2020 (A)(F)	30	30
Indiana State, Bond Bank Revenue, RB
Callable 01/05/2021 @ 100 3.000%, 01/11/2021	3,000	3,050
Indianapolis, Local Public Improvement Bond Bank, Fieldhouse Project, Ser B, RB
Callable 06/01/2020 @ 100 1.450%, 06/01/2021	4,000	4,003
Rockport City, Pollution Control Project, RB
1.350%, 07/01/2025 (A)	1,000	1,006
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,600	3,638
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	707
5.000%, 04/01/2021	740	772
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,500	6,451

		36,921

Iowa — 0.1%
Iowa State, Finance Authority, Ser B, RB, GNMA/FNMA/FHLMC
Callable 11/02/2020 @ 100 1.450%, 07/01/2047 (A)	2,000	1,998

Kansas — 1.1%
Baldwin City, Ser A, GO
4.400%, 03/01/2021	860	889
Kansas State, Department of Transportation, Ser C, RB
1.559%, 09/01/2023 (A)	7,700	7,715
Kansas State, Development Finance Authority, RB
Callable 07/01/2021 @ 100 1.660%, 07/01/2022 (A)	4,000	4,026

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lenexa City, Ser B, GO
Callable 09/01/2020 @ 100 1.625%, 09/01/2021	$1,000	$1,002

		13,632

Kentucky — 2.5%
Ashland, Medical Center, RB
5.000%, 02/01/2021	385	398
5.000%, 02/01/2022	500	534
County of Mercer, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,037
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100 1.400%, 12/01/2022 (A)	2,175	2,193
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100 4.000%, 12/01/2049 (A)	7,500	8,536
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2020	650	655
4.000%, 12/01/2020	1,000	1,022
4.000%, 06/01/2021	1,000	1,037
4.000%, 12/01/2021	1,495	1,572
4.000%, 06/01/2022	1,430	1,523
4.000%, 12/01/2022	2,000	2,159
Kentucky State, Rural Water Finance, Ser E, RAN
2.250%, 03/01/2020	870	870
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,461
Louisville & Jefferson County, Metropolitan Government, RB
1.850%, 10/01/2033 (A)	1,000	1,009
Owensboro, Electric Light & Power System Revenue, Ser B, RB
5.000%, 01/01/2021	1,200	1,240
Paducah, Electric Plant Board, RB
5.000%, 10/01/2020	2,250	2,301

		32,547

Louisiana — 0.6%
Louisiana State, Housing Corporation, RB
Callable 12/01/2021 @ 100 1.440%, 12/01/2023 (A)	3,000	3,018
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	2,043
Louisiana State, Offshore Terminal Authority, RB
1.650%, 09/01/2034 (A)	1,760	1,797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	$1,000	$1,032

		7,890

Maryland — 0.6%
Maryland State, Community Development Administration, Multi-Family Mortgage Revenue, Zions Towers Project, Ser A, RB, FHA
2.440%, 03/01/2020	2,000	2,000
Maryland State, Community Development Administration, RB
2.060%, 09/01/2021	3,000	3,023
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,049

		8,072

Massachusetts — 2.7%
Massachusetts State, Development Finance Agency, RB
Callable 02/01/2022 @ 100 1.390%, 08/01/2022 (A)	4,250	4,281
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2020	850	861
5.000%, 07/01/2021	400	420
5.000%, 07/01/2022	400	434
Massachusetts State, Development Finance Agency, Ser S, RB
5.000%, 10/01/2020	3,320	3,401
5.000%, 10/01/2021	3,490	3,721
5.000%, 10/01/2022	2,195	2,432
5.000%, 10/01/2023	2,400	2,758
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	813
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	379
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 03/05/2020 @ 100 1.070%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB, TD BANK N.A.
Callable 03/30/2020 @ 100 2.000%, 07/01/2020 (C)	4,750	4,755

34	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Housing Finance Agency, RB
2.400%, 12/01/2023 (A)	$2,225	$2,273
Massachusetts State, Housing Finance Agency, RB
Callable 06/01/2020 @ 100 2.400%, 06/01/2021 (A)	4,000	4,013
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,447
Massachusetts State, Ser C, GO
5.000%, 10/01/2022	1,040	1,153

		34,141

Michigan — 1.6%
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	600	652
5.000%, 07/01/2023	465	522
Lake Superior State University, Board of Trustees, RB, AGM
4.000%, 11/15/2020	1,010	1,031
Michigan State, Building Authority, Ser I, RB
Callable 10/15/2021 @ 100 5.000%, 10/15/2023	1,220	1,302
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2020	530	544
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	2,450	2,602
Michigan State, Finance Authority, Ser A, RB
2.000%, 08/20/2020 (C)	1,225	1,231
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,190
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A, RB
1.500%, 11/01/2027 (A)	1,390	1,391
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	486
Michigan State, Strategic Fund, RB
4.000%, 11/15/2020	800	812
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,136
University of Michigan, RB
Callable 10/01/2021 @ 100 1.210%, 04/01/2033 (A)	2,485	2,482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100 5.000%, 12/01/2022	$2,000	$2,132

		21,513

Minnesota — 1.2%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	502
4.000%, 01/01/2022	555	559
Minneapolis, RB
Callable 11/01/2021 @ 100 1.550%, 11/01/2022 (A)	4,050	4,075
Minneapolis, Riverside Homes Project, Ser A, RB
Callable 03/20/2020 @ 100 2.400%, 11/01/2021 (A)	1,250	1,251
Minnesota State, Housing Finance Agency, Ser C, RB
Callable 11/01/2020 @ 100 1.600%, 08/01/2021	1,000	1,003
Minnesota State, Housing Finance Agency, Ser D, RB, HUD SECT 8
Callable 02/01/2021 @ 100 1.400%, 02/01/2022	1,100	1,103
Minnesota State, Housing Finance Agency, Ser F, RB, HUD SECT 8
Callable 02/01/2021 @ 100 1.350%, 08/01/2021	1,555	1,559
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser E, AMT, RB
2.000%, 07/01/2020	595	596
Minnesota State, Rural Water Finance Authority, RB
Callable 03/05/2020 @ 100 2.000%, 08/01/2020	2,590	2,590
Minnesota State, Rural Water Finance Authority, RB
Callable 02/01/2021 @ 100 1.000%, 08/01/2021	750	751
Minnesota State, Trunk Highway Project, Ser E, GO
Callable 08/01/2020 @ 100 5.000%, 08/01/2022	3,205	3,261

		17,250

Mississippi — 1.1%
Gulfport, Hospital Facilities Revenue, RB
5.000%, 07/01/2020	750	759

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Jackson County, Port Facility Authority, Chevron USA Project, RB
Callable 03/02/2020 @ 100 1.200%, 06/01/2023 (A)	$5,800	$5,800
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	548
Mississippi State, Business Finance, Ser B, RB
Callable 03/02/2020 @ 100 1.200%, 12/01/2030 (A)	300	300
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 04/01/2021 @ 100 2.500%, 04/01/2022	7,000	7,045
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	501
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
Callable 03/02/2020 @ 100 1.350%, 09/01/2022 (A)	700	700
Mississippi State, Hospital Equipment & Facilities Authority, RB
5.000%, 01/01/2021	300	310
5.000%, 01/01/2022	350	375

		16,338

Missouri — 0.6%
Missouri State, Public Utilities Commission, RB
Callable 09/01/2020 @ 100 1.500%, 03/01/2021	8,570	8,589

Montana — 0.1%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds, RB
Callable 03/01/2021 @ 100 1.200%, 03/01/2028 (A)	1,480	1,480

Nebraska — 0.0%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	536

Nevada — 0.2%
Nevada Housing Division, Ser M, RB
Callable 04/01/2021 @ 100 1.190%, 10/01/2022 (A)	2,000	2,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	$1,000	$1,015

		3,017

New Hampshire — 0.6%
New Hampshire State, Business Finance Authority, AMT, RB
2.000%, 06/01/2049 (A)(B)	8,000	8,029

New Jersey — 5.0%
Hudson County, Improvement Authority, Ser B, RB
3.000%, 05/22/2020	600	603
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100 2.400%, 09/01/2025 (A)	1,050	1,076
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,600	3,830
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2020	1,500	1,545
New Jersey State, Housing & Mortgage Finance Agency, Garden Spires Project, Ser A, RB
Callable 08/01/2020 @ 100 2.020%, 08/01/2021 (A)	8,370	8,402
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 10/01/2020 @ 100 2.450%, 10/01/2021 (A)	6,135	6,184
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2020	1,120	1,122
4.000%, 10/01/2020	1,290	1,310
4.000%, 04/01/2021	1,405	1,444
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 09/01/2020	1,000	1,018
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2020	1,990	2,012
5.000%, 12/15/2024	3,000	3,519
4.000%, 06/15/2020	505	509
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,500	1,732
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	2,265	2,439

36	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser C, RB
1.758%, 01/01/2023 (A)	$5,000	$5,021
New Jersey State, Turnpike Authority, Ser C, RB
Callable 07/01/2020 @ 100 1.618%, 01/01/2028 (A)	2,000	2,002
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	951
Plainfield City, GO, AGM
4.000%, 08/15/2023	1,120	1,239
Sussex County, Municipal Utilities Authority, Ser B, RB, AGM
1.150%, 12/01/2020 (E)	1,800	1,788
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2020	3,000	3,029
5.000%, 06/01/2021	4,000	4,193
Township of Florence, Ser A, GO
1.750%, 01/15/2021	2,500	2,516
Township of Lyndhurst, GO
1.500%, 02/05/2021	4,065	4,080
Township of Millburn, GO
1.500%, 01/29/2021	4,873	4,890

		66,454

New York — 11.8%
Albany City, School District, Ser B, BAN
2.000%, 07/31/2020	2,390	2,399
Albany County, Airport Authority, AMT, RB
5.000%, 12/15/2021	800	854
5.000%, 12/15/2022	875	967
Corinth Central, School District, BAN
Callable 05/15/2020 @ 100 1.750%, 07/24/2020	2,385	2,389
Greater Southern Tier, Board of Cooperative Educational Services District, RB
2.000%, 06/30/2020	18,955	19,016
Island Park Village, Ser A, BAN
3.000%, 03/05/2020	1,000	1,000
Metropolitan New York, Transportation Authority, Ser A, RB
4.000%, 02/01/2022	5,530	5,843
Metropolitan New York, Transportation Authority, Ser B, BAN
5.000%, 05/15/2021	36,870	38,652
Metropolitan New York, Transportation Authority, Ser D, RB
1.600%, 11/15/2044 (A)	1,000	1,003
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,990	2,206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	$1,695	$1,868
New York City, Housing Development Authority, Ser C, RB
Callable 03/01/2021 @ 100 2.350%, 07/01/2022	8,730	8,843
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 03/16/2020 @ 100 1.450%, 05/01/2050 (A)	550	550
New York City, Ser C, GO
Callable 03/26/2020 @ 100 5.000%, 08/01/2022	6,430	6,448
New York City, Ser C, GO, AGC
Callable 03/06/2020 @ 100 1.250%, 10/01/2027 (A)	2,400	2,400
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	3,110	3,115
2.000%, 06/01/2029 (A)	12,635	12,655
New York State, Housing Finance Agency, RB
Callable 12/01/2021 @ 100 1.600%, 11/01/2024	5,000	5,038
New York State, Housing Finance Agency, RB
Callable 03/20/2020 @ 100 1.800%, 05/01/2050 (A)	280	280
New York State, Housing Finance Agency, RB
Callable 05/01/2020 @ 100 1.875%, 05/01/2050 (A)	2,500	2,503
New York State, Housing Finance Agency, Ser L, RB
Callable 06/01/2021 @ 100 1.375%, 11/01/2022	560	563
New York State, Mortgage Agency Homeowner, Ser 55, AMT, RB
2.250%, 04/01/2022	500	511
Suffolk County, GO
2.000%, 03/20/2020	15,930	15,938
Suffolk County, Ser I, GO
2.500%, 07/23/2020	11,000	11,064
2.000%, 09/25/2020	7,155	7,195
Triborough Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2021 @ 100 1.609%, 11/15/2027 (A)	1,660	1,662
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,019

		156,981

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

North Carolina — 0.7%
Charlotte, Housing Authority, RB
1.450%, 06/01/2022 (A)	$5,000	$5,022
Durham, Housing Authority, RB
1.300%, 01/01/2021 (A)	1,795	1,798
Montgomery County, Public Facilities, BAN
Callable 03/30/2020 @ 100 3.000%, 09/01/2020	1,000	1,001
Raleigh Durham, Airport Authority, Ser A, RB
Callable 05/01/2020 @ 100 5.000%, 05/01/2022	1,610	1,621

		9,442

North Dakota — 0.0%
Williston City, Airport Revenue, RB
5.000%, 11/01/2020	525	539

Ohio — 4.5%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,112
American Municipal Power, Combined Hydroelectric Project, Ser A, RB
Callable 02/15/2021 @ 100 2.250%, 02/15/2048 (A)	4,210	4,250
American Municipal Power, RB
5.000%, 02/15/2023	1,000	1,121
American Municipal Power, RB
2.500%, 06/25/2020	3,250	3,263
2.250%, 08/13/2020	500	502
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100 2.300%, 02/15/2038 (A)	1,300	1,323
Butler County, BAN
3.000%, 07/23/2020	1,815	1,827
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB
Callable 04/01/2021 @ 100 2.000%, 04/01/2022 (A)	1,000	1,009
Fairview Park City, School District, GO
1.500%, 12/01/2022 (E)	515	500
Franklin County, RB
Callable 05/01/2020 @ 100 1.050%, 12/01/2046 (A)	500	500
Franklin County, Sawyer & Trevitt Project, RB
1.770%, 06/01/2020	475	475
Heath City, School District, GO, NATL
1.922%, 12/01/2020 (E)	1,025	1,016
Lancaster Port Authority, Ser A, RB
Callable 11/01/2024 @ 101 5.000%, 08/01/2049 (A)	3,700	4,391

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lorain County, Ser B, RB
Callable 04/01/2020 @ 100 1.300%, 02/06/2021	$805	$805
Lucas County, Hospital Revenue Board, Promedica Healthcare Project, Ser D, RB
4.000%, 11/15/2020	2,100	2,138
Mahoning County, RB
3.000%, 09/16/2020	1,000	1,011
Mizuho Floater, Ser 2019-MIZ9001, RB
1.350%, 01/01/2032 (A)(B)(C)	1,000	1,000
Newark, GO
3.125%, 04/09/2020	850	852
2.250%, 03/24/2021	560	566
Ohio State, Air Quality Development Authority, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,075
Ohio State, Housing Finance Agency, Brandt Meadows Apartment Project, RB
2.000%, 09/01/2021 (A)	1,050	1,054
Ohio State, Housing Finance Agency, Rad East Project, RB
Callable 05/01/2021 @ 100 2.450%, 05/01/2022 (A)	8,000	8,132
Ohio State, Housing Finance Agency, RB
Callable 07/01/2021 @ 100 1.620%, 07/01/2023 (A)	3,500	3,523
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 03/20/2020 @ 100 1.400%, 09/01/2020	2,620	2,620
Port of Greater Cincinnati, Development Authority, Ser A, RB
Callable 05/01/2022 @ 100 3.000%, 05/01/2023	5,000	5,120
Seven Hills, GO
3.000%, 04/09/2020	1,000	1,002
Trumbull County, BAN
2.500%, 07/23/2020	2,250	2,263
West Carrollton City, School District, GO
2.125%, 06/25/2020	4,000	4,012

		59,462

Oklahoma — 0.7%
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,013
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	1,000	1,010
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,103

38	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, AMT, RB
Callable 06/30/2022 @ 100 1.625%, 07/06/2023	$2,500	$2,517
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,530
5.000%, 09/01/2021	1,650	1,750
Tulsa County, Industrial Authority, RB
5.000%, 09/01/2021	330	350

		9,273

Pennsylvania — 7.9%
Armstrong, School District, GO
2.375%, 03/15/2020	715	715
Bethlehem, Area School District, Ser A, RB
Callable 11/02/2020 @ 100 1.609%, 01/01/2032 (A)	6,000	6,002
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100 1.570%, 09/01/2048 (A)	2,500	2,504
Dover Area, School District, GO
4.000%, 04/01/2020	1,050	1,053
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	424
Hospitals & Higher Education Facilities Authority of Philadelphia, RB
Callable 03/02/2020 @ 100 1.190%, 07/01/2041 (A)	3,800	3,800
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,659
Montgomery County, Higher Education & Health Authority, RB
4.000%, 05/01/2036 (A)	2,350	2,501
Montgomery County, Higher Education & Health Authority, RB
Callable 03/02/2020 @ 100 1.290%, 09/01/2050 (A)	1,000	1,000
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	4,016
2.500%, 10/01/2030 (A)	2,350	2,353
New Kensington-Arnold, School District, Ser A, GO, BAM
4.000%, 05/15/2020	820	825

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100 2.350%, 04/01/2027	$1,245	$1,298
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	1,500	1,515
5.000%, 06/01/2021	3,000	3,147
Pennsylvania State, Economic Development Financing Authority, AMT, RB
1.250%, 06/01/2044 (A)	1,750	1,751
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 05/01/2024 @ 100 1.750%, 08/01/2038 (A)	7,250	7,412
Pennsylvania State, Economic Development Financing Authority, Ser A, AMT, RB
1.700%, 08/01/2037 (A)	2,845	2,851
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,332
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	2,265	2,317
Pennsylvania State, GO
5.000%, 06/15/2022	2,300	2,519
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I, RB
Callable 05/01/2020 @ 100 2.720%, 11/01/2031 (A)	2,500	2,505
Pennsylvania State, Higher Educational Facilities Authority, RB
2.050%, 05/01/2030 (A)	2,000	2,002
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 03/02/2020 @ 100 1.290%, 09/01/2045 (A)	1,000	1,000
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,944
5.000%, 06/15/2024	11,725	13,717
Pennsylvania State, GO
5.000%, 07/01/2024	3,735	4,392
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	368
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100 1.750%, 12/01/2023 (A)	3,000	3,027

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100 1.850%, 12/01/2023 (A)	$1,500	$1,517
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	568
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,942
5.000%, 09/01/2023	3,000	3,382
Philadelphia, School District, Ser C, RB
4.000%, 03/31/2020	3,500	3,509
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	208
University of Pittsburgh, RB
Callable 08/15/2023 @ 100 1.510%, 02/15/2024 (A)	3,000	3,003

		103,078

South Carolina — 0.9%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 01/01/2021 @ 100 1.492%, 01/01/2035 (A)	1,700	1,702
Laurens County, Water & Sewer Commission, RB
Callable 07/01/2021 @ 100 1.375%, 02/01/2022	900	903
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB
Callable 10/01/2021 @ 100 1.559%, 10/01/2031 (A)	6,490	6,518
Spartanburg County, Ser D, GO
5.000%, 03/01/2022	2,180	2,360

		11,483

Tennessee — 1.8%
Franklin County, Health & Educational Facilities Board, RB
Callable 12/01/2020 @ 100 2.400%, 12/01/2021 (A)	1,365	1,377
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	850	873
Lewisburg, Industrial Development Board, RB
1.550%, 09/01/2022 (A)	2,000	2,020
Memphis, Health Educational & Housing Facility Board, RB
1.400%, 11/01/2022 (A)	1,300	1,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Memphis, Health Educational & Housing Facility Board, RB
Callable 08/01/2020 @ 100 2.030%, 08/01/2021 (A)	$2,000	$2,008
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Credit Union, RB
1.550%, 11/15/2030 (A)	2,390	2,399
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartments Project, RB
1.500%, 07/01/2020	3,750	3,757
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Trevecca Towers Project, RB
2.000%, 01/01/2022 (A)	6,500	6,551
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,650

		21,946

Texas — 14.0%
Alamito, Public Facilities Corporation, RB
Callable 11/01/2021 @ 100 1.510%, 05/01/2037 (A)	1,500	1,509
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,511
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	2,725	2,731
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	5,013
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020 (D)	6,600	6,600
Capital Area, Housing Finance, Hills Leander Apartment Project, RB
2.050%, 08/01/2021 (A)	3,000	3,012
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100 2.100%, 09/01/2037 (A)	2,000	2,028
Central Texas, Regional Mobility Authority, RB
Callable 07/01/2021 @ 100 4.000%, 01/01/2022	4,000	4,157

40	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	$1,510	$1,513
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 03/05/2020 @ 100 1.180%, 07/01/2031 (A)	2,825	2,825
Cypress-Fairbanks, Independent School District, RB, PSF-GTD
Callable 02/15/2021 @ 100 5.000%, 02/15/2025	1,885	1,959
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	4,095	4,168
1.250%, 02/15/2036 (A)	1,165	1,172
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,500	1,646
Dickinson, Independent School District, GO, PSF-GTD
1.050%, 08/01/2037 (A)	2,000	2,012
El Paso, Independent School District, GO
2.500%, 02/01/2040 (A)	1,000	1,020
Fort Bend, Independent School District, Ser A, RB, PSF-GTD
1.950%, 08/01/2049 (A)	2,000	2,041
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	9,860	9,877
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,685	7,746
Harlandale, Independent School District, GO, PSF-GTD
Callable 08/15/2020 @ 100 3.000%, 08/15/2045 (A)	2,000	2,019
Harris County, Cultural Education Facilities Finance, RB
Callable 09/01/2022 @ 101 5.000%, 07/01/2049 (A)	2,500	2,765
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	3,805	3,820
Houston, Combined Utility System Revenue, Ser C, RB
Callable 02/01/2021 @ 100 1.489%, 05/15/2034 (A)	2,360	2,362
Houston, Independent School District, GO, PSF-GTD
1.450%, 06/01/2029 (A)	9,205	9,217
Houston, Independent School District, Ser A, GO, PSF-GTD
2.200%, 06/01/2039 (A)	6,500	6,520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Katy, Independent School District, Ser C, GO, PSF-GTD
Callable 08/15/2020 @ 100 1.391%, 08/15/2036 (A)	$3,670	$3,671
Lamar, Consolidated Independent School District, Ser A, RB
1.950%, 08/15/2047 (A)	10,000	10,046
Lower Colorado River Authority, RB
5.000%, 05/15/2021	3,630	3,810
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	4,000	4,011
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,081
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 03/30/2020 @ 100 2.500%, 08/01/2020	2,000	2,003
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,954
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	1,630	1,660
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2020 @ 100 1.420%, 08/01/2040 (A)	1,285	1,288
Rib Floater Trust Various State, Ser 2019- 10, RB
Callable 07/01/2023 @ 100 1.300%, 11/15/2046 (A)(B)(C)	8,000	8,000
Rockwall, Independent School District, Ser A, GO, PSF-GTD
1.210%, 02/15/2021 (E)	2,000	1,983
Round Rock, Independent School District, GO, PSF-GTD
Callable 08/01/2020 @ 100 6.000%, 08/01/2040 (A)	1,160	1,163
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,981
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
3.000%, 12/01/2045 (A)	2,375	2,412
San Antonio, Water System, RB
Callable 11/01/2021 @ 100 2.000%, 05/01/2043 (A)	1,000	1,016

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Department of Housing & Community Affairs, Springs Apartment, RB, FHA
Callable 05/01/2020 @ 100 2.230%, 05/01/2021 (A)	$500	$501
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
1.940%, 09/15/2027 (A)	1,500	1,502
Texas State, TRAN
4.000%, 08/27/2020	6,000	6,093
Travis County, Housing Finance, McKinney Falls Apartments Project, RB
Callable 04/01/2020 @ 100 2.000%, 04/01/2021 (A)	8,500	8,506
Weslaco Housing Opportunities, RB
1.420%, 01/01/2023 (A)	14,760	14,835

		182,759

Utah — 0.3%
Utah State, Housing Revenue, Lakeview Heights Apartments Project, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,531
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	520
4.000%, 10/15/2022	325	345

		4,396

Virginia — 3.0%
Amelia County, Industrial Development Authority, AMT, RB
2.125%, 04/01/2027 (A)	8,155	8,161
Chesapeake Bay Bridge & Tunnel District, BAN
5.000%, 11/01/2023	2,000	2,292
Fairfax County, Redevelopment & Housing Authority, Murraygate Village Apartments Project, RB
Callable 08/01/2020 @ 100
2.260%, 02/01/2021 (A)	5,000	5,025
2.210%, 02/01/2021 (A)	2,000	2,010
Halifax County, Industrial Development Authority, Ser 2010A, RB
2.150%, 12/01/2041 (A)	1,000	1,006
Henry County, Industrial Development Authority, RB
Callable 11/01/2021 @ 100 2.000%, 11/01/2023	2,500	2,533
Louisa, Industrial Development Authority, Ser 2008B, RB
2.150%, 11/01/2035 (A)	2,150	2,162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	$6,050	$6,220
Newport News, Redevelopment & Housing Authority, Soundview Townhouses Project, RB
Callable 08/01/2020 @ 100 2.050%, 08/01/2021 (A)	5,000	5,021
Staunton, Redevelopment & Housing Authority, Willow View Town Homes, RB
Callable 11/01/2020 @ 100 1.950%, 05/01/2022 (A)	1,500	1,508
Wise County, Industrial Development Authority, Electric & Power, Ser A, RB
1.875%, 11/01/2040 (A)	1,000	1,002
Wise County, Industrial Development Authority, Ser 2009, RB
2.150%, 10/01/2040 (A)	120	121

		37,061

Washington — 3.3%
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2020 @ 100 1.450%, 11/01/2045 (A)	10,000	10,009
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100 1.600%, 11/01/2045 (A)	1,525	1,532
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100 2.000%, 01/01/2044 (A)	10,000	10,049
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,740
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB
Callable 03/20/2020 @ 100 1.950%, 06/01/2020	9,445	9,449
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 11/01/2020 @ 100 1.440%, 05/01/2045 (A)	5,000	5,001
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2021	1,520	1,617
Washington State, Housing Finance Commission, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,021
Washington State, Ser F, GO, NATL
1.690%, 12/01/2021 (E)	1,345	1,325

		43,743

42	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

West Virginia — 0.3%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	$750	$771
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,663

		3,434

Wisconsin — 0.6%
Glendale-River Hills, School District, RAN
2.000%, 08/27/2020	2,000	2,010
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100 2.625%, 09/01/2024	240	248
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100 2.625%, 09/01/2024	660	683
Public Finance Authority, AMT, RB
1.120%, 10/01/2025 (A)	2,500	2,500
Wisconsin State, Health & Educational Facilities Authority, RB
4.000%, 07/01/2020	1,210	1,221
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/27/2022 @ 100 1.600%, 08/15/2054 (A)	300	301

		6,963

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/01/2021 @ 100 1.470%, 12/01/2048 (A)	3,000	3,003

Multi-State — 1.1%
BB&T Municipal Trust, RB
1.950%, 11/30/2021 (A)(B)(C)	1,949	1,949
JPMorgan Chase Putters, AMT, RB
Callable 08/18/2020 @ 100 1.400%, 02/01/2022 (A)(B)(C)	8,425	8,425
Nuveen, AMT-Free Quality Municipal Income Fund, RB
1.500%, 03/01/2029 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2019- BAML-3002, RB
1.230%, 01/15/2056 (A)(B)	$1,995	$1,995

		14,369

Total Municipal Bonds (Cost $1,312,502) ($ Thousands)		1,324,984

Total Investments in Securities — 100.4% (Cost $1,312,502) ($ Thousands)		$1,324,984

Percentages are based on Net Assets of $1,320,011 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $33,918 ($ Thousands), representing 2.6% of the Net Assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAN— Bond Anticipation Note

BAM — Build America Mutual

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

TA — Tax Allocation

TRAN – Tax Revenue Anticipation Note

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Short Duration Municipal Fund (Concluded)

As of February 29, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

44	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

California Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.4%

California — 98.9%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100 5.250%, 09/01/2024	$2,810	$2,873
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,390	1,653
5.000%, 09/02/2025	990	1,218
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,587
5.000%, 10/01/2023	2,160	2,488
Anaheim, Housing & Public Improvements Authority, Refinance & Improvements - Electric Utilities, RB
Pre-Refunded @ 100 5.000%, 10/01/2021 (A)	575	614
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,569
5.000%, 02/01/2028	4,000	5,285
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100 5.000%, 09/15/2029	1,250	1,539
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	722
California State, Bid Group B, GO
5.000%, 08/01/2026	5,000	6,306
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	333
5.000%, 10/01/2025	400	494

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2026	$650	$803
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	952
California State, GO
5.000%, 08/01/2026	10,000	12,611
California State, GO
Callable 08/01/2026 @ 100 5.000%, 08/01/2027	3,000	3,785
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,451
5.000%, 08/01/2031	5,000	6,447
California State, GO
Callable 10/01/2029 @ 100 5.000%, 10/01/2030	1,230	1,670
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,301
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,966
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	438
5.000%, 06/01/2026	350	383
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100 5.000%, 11/15/2027	1,200	1,440
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2024	1,000	1,115
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (B)	4,000	5,444
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2039 (B)	1,500	1,939

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	$1,000	$1,319
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	641
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	998	1,205
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,490	1,866
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,157
5.000%, 11/01/2030	3,000	4,231
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 02/01/2021 @ 100 1.511%, 08/01/2047 (B)	3,500	3,505
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,198
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	394
5.000%, 02/01/2024	500	583
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,305
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,195
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	596
5.000%, 07/01/2027	1,170	1,467
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	551
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100 4.000%, 10/01/2029	1,260	1,481

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	$1,000	$1,275
5.000%, 06/30/2029	1,300	1,652
5.000%, 12/31/2029	1,000	1,268
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	613
5.000%, 06/01/2026	310	393
California State, Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project, RB
5.000%, 05/15/2028	2,400	3,090
5.000%, 05/15/2029	1,450	1,859
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	617
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (B)(C)	2,000	2,027
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (B)	1,125	1,194
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2028	2,005	2,598
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100 5.000%, 09/01/2025	3,600	4,271
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100 5.000%, 11/01/2029	3,000	3,446
California State, School Finance Authority, Aspire Public School, RB
5.000%, 08/01/2023 (C)	825	922
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,084
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,686
5.000%, 05/15/2024	1,445	1,675

46	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	$500	$532
5.000%, 10/01/2022	500	552
5.000%, 10/01/2023	500	571
California State, Statewide Communities Development Authority, RB, AGM
5.000%, 11/15/2022	200	223
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,601
5.000%, 05/15/2026	1,355	1,659
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/01/2021 @ 100 3.000%, 07/01/2025	2,800	2,850
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,321
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,351
California State, Various Purpose, GO
Callable 09/01/2022 @ 100 5.000%, 09/01/2025	5,400	5,969
California State, Various Purpose, GO
Callable 04/01/2023 @ 100 5.000%, 10/01/2029	4,130	4,648
California State, Various Purpose, GO
Callable 12/01/2023 @ 100 5.000%, 12/01/2024	5,000	5,785
California State, Various Purpose-Group B, GO
5.000%, 09/01/2026	2,000	2,528
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100 6.000%, 05/01/2034	2,750	3,368
Contra Costa, Transportation Authority, Ser A, RB
Callable 09/01/2020 @ 100 1.410%, 03/01/2034 (B)	3,000	3,004
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,588
Dublin, Unified School District, GO
5.000%, 08/01/2023	1,500	1,722
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,212
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,806

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	$2,000	$2,100
5.000%, 06/01/2025	3,365	4,046
5.000%, 06/01/2026	1,500	1,858
5.000%, 06/01/2027	5,000	6,356
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,126
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100 5.000%, 09/01/2029	2,275	3,015
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	876
5.000%, 11/01/2025	1,000	1,242
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	750
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,208
5.000%, 05/01/2026	500	622
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	514
5.000%, 08/01/2025	570	696
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,266
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,365
5.000%, 05/15/2027	2,000	2,546
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,182
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2026	2,370	2,850
Long Beach, Marina Revenue, RB
5.000%, 05/15/2021	520	543
5.000%, 05/15/2022	900	969
5.000%, 05/15/2023	700	775
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	3,035
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,411
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,115

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles Internationa Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	$3,000	$3,824
5.000%, 05/15/2029	3,000	4,000
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,990	5,086
5.000%, 05/15/2028	1,000	1,305
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100 5.000%, 05/15/2027	1,000	1,236
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,417
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	750	825
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,345
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,229
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2024	1,060	1,253
5.000%, 07/01/2025	2,000	2,444
5.000%, 07/01/2026	2,650	3,340
5.000%, 07/01/2029	3,940	5,383
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100 5.000%, 07/01/2026	1,000	1,056
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100 5.000%, 07/01/2029	1,000	1,310
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (B)	3,000	3,360
Orange County, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	525	605
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,427

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100 5.000%, 06/01/2028	$1,100	$1,321
Palomar, Community College District, GO
5.000%, 05/01/2023	750	854
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	662
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,414
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	763
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,306
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	687
5.000%, 10/01/2026	500	632
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100 4.000%, 08/01/2028	1,000	1,226
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	632
5.000%, 09/01/2025	1,000	1,232
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,261
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,085
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	595
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,270
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,198
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,924

48	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority,
Sub-Ser B, AMT, RB
5.000%, 07/01/2025	$500	$604
5.000%, 07/01/2026	400	498
5.000%, 07/01/2027	500	638
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,272
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,420
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,633
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,284
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,192
San Diego, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 09/01/2022	700	776
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100 5.000%, 10/15/2027	1,000	1,236
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	615
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	3,065
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,221
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,719
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	303
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100 5.000%, 06/15/2026	$3,000	$3,418
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,943
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100 5.000%, 11/01/2021 (A)	10	11
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	6,000	7,661
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,463
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,194
5.000%, 03/01/2026	1,780	2,188
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,305
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, Improvement Project, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,092
3.000%, 08/01/2033	2,580	2,803
Santa Barbara County, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,756
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100 5.000%, 08/01/2024	1,055	1,211
Solano County, COP
5.000%, 11/01/2025	700	872
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100 5.000%, 03/01/2023	725	787
South Orange County, Public Financing Authority, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	785
5.000%, 08/15/2024	1,000	1,083
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,722
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2025	500	528

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	$2,930	$3,554
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	525
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,258
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100 5.000%, 09/01/2027	1,000	1,255
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	707
4.000%, 08/01/2028	435	534
4.000%, 08/01/2029	735	915
4.000%, 08/01/2030	1,320	1,664
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,252
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,140
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,349
University of California, Ser AM, RB
Callable 05/15/2024 @ 100 5.000%, 05/15/2025	1,000	1,179
Upland Community, Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,556
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,750

		354,474

Other — 0.5%
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Pre-Refunded @ 100 3.050%, 04/15/2034 (A)(C)	1,490	1,642

Total Municipal Bonds (Cost $333,495) ($ Thousands)		356,116

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	2,190,445	$2,190

Total Cash Equivalent (Cost $2,190) ($ Thousands)		2,190

Total Investments in Securities — 100.0% (Cost $335,685) ($ Thousands)		$358,306

Percentages are based on Net Assets of $358,380 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security (see Note 4).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $4,591 ($ Thousands), representing 1.3% of the Net Assets of the Fund.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Bond

TA — Tax Allocation

The following is a list of the level of inputs used as of February 29, 2020 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	356,116	–	356,116
Cash Equivalent	2,190	–	–	2,190

Total Investments in Securities	2,190	356,116	–	358,306

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

50	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,611	$23,858	$(25,279)	$—	$—	$2,190	2,190,445	$9	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Massachusetts Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.2%

Massachusetts — 99.2%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,174
Boston, Ser A, GO
5.000%, 04/01/2027	1,000	1,293
Boston, Ser A, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	500	585
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,066
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2022	500	528
Lowell City, GO,
5.000%, 09/01/2027	1,520	1,978
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	700
5.000%, 07/01/2025	1,000	1,221
5.000%, 07/01/2026	1,000	1,260
5.000%, 07/01/2027	1,500	1,940
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	900
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	569
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100 5.000%, 02/01/2029	1,000	1,236
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,338
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	$675	$853
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	755
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2024	1,000	1,135
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	245
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100 5.000%, 10/01/2029	1,000	1,346
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	604
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	583
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	617
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	583
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	252
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,258
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	3,134
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	878
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,163
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,186
5.000%, 07/01/2025	1,000	1,213

52	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100 5.000%, 07/01/2025 (A)	$500	$609
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 03/01/2028	400	525
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102 5.000%, 07/01/2050 (B)	1,000	1,361
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	597
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	455
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	350	408
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	583
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	1,000	1,246
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	600	740
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
2.150%, 05/01/2027 (B)(C)	1,000	1,002
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	785
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100 5.000%, 09/01/2030	210	278
Massachusetts State, Educational Financing Authority, Education Loan Revenue, AMT, RB
5.000%, 01/01/2021	500	517

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2026	$400	$469
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	507
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	545
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	692
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	2,000	2,531
5.000%, 07/01/2028	1,000	1,301
5.000%, 07/01/2029	840	1,100
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	250	318
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,220
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	755
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,301
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	614
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,295
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,255
5.000%, 07/01/2027	1,000	1,290
5.000%, 01/01/2028	1,500	1,961
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,213
5.000%, 10/01/2025	1,000	1,229
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,246
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,603
5.000%, 09/01/2028	1,000	1,329
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,269

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100 5.000%, 06/01/2030	$1,000	$1,173
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,256
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,327
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,184
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	469
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100 5.000%, 11/01/2030	1,500	2,040
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	1,000	1,214
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	$500	$612
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100 5.000%, 11/01/2023	1,000	1,110

Total Municipal Bonds (Cost $76,565) ($ Thousands)		81,625

Total Investments in Securities — 99.2% (Cost $76,565) ($ Thousands)		$81,625

Percentages are based on Net Assets of $82,259 ($ Thousands).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $1,002 ($ Thousands), representing 1.2% of the Net Assets of the Fund.

AMT — Alternative Minimum Tax

CL — Class

GO — General Obligation

RB — Revenue Bond

As of February 29, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,368	$8,614	$(9,982)	$—	$—	$—	—	$5	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

New Jersey Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Delaware — 2.0%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,333
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,155

		2,488

New Jersey — 86.5%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	957
Bergen County, GO
Callable 07/15/2027 @ 100 3.000%, 07/15/2029	1,000	1,136
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,220
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,650
4.000%, 08/15/2022	1,265	1,365
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,147
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	503
5.000%, 01/15/2026	1,820	2,243
Carlstadt, School District, GO
5.000%, 05/01/2023	500	563
Carlstadt, School District, GO
Callable 05/01/2024 @ 100 5.000%, 05/01/2025	500	582
Essex County, GO
5.000%, 08/01/2025	2,500	3,057
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	$500	$611
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	1,000	1,201
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,138
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	621
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	152
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100 5.000%, 09/15/2023	500	531
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,755	2,276
Monmouth County, GO
5.000%, 07/15/2025	3,280	4,013
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	557
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,173
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	1,000	1,277
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,559
Morris County, Ser B, GO
4.000%, 11/15/2020	485	496
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,080
5.000%, 06/15/2024	685	738
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,112

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$1,000	$1,251
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100 5.250%, 09/01/2026	1,000	1,041
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100 5.000%, 03/01/2025	2,500	2,689
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,417
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2028	2,260	2,791
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,206
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,206
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100 5.000%, 07/01/2033	1,360	1,828
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,232
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2027	1,905	2,283
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	1,920	2,047
5.250%, 09/01/2021 (A)	80	86
New Jersey State, Environmental Infrastructure Trust, RB
5.000%, 09/01/2023	1,000	1,146
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	$735	$915
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2025	1,000	1,092
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,495
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	1,080	1,346
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,132
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2027	1,000	1,247
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	548
5.000%, 07/01/2025	1,000	1,211
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
Callable 04/01/2026 @ 101 5.000%, 07/01/2045 (B)	1,500	1,863
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group Issue, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	1,250	1,658
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100 5.000%, 07/01/2026	1,000	1,151
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2021	1,000	1,069
5.000%, 12/01/2022	1,500	1,658

56	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100 3.350%, 12/01/2029	$1,905	$2,102
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100 5.000%, 12/01/2028	675	877
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	960	1,029
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	262
5.000%, 07/01/2029	270	361
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	345
5.000%, 07/01/2031	375	496
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100 5.000%, 07/01/2022 (C)	1,400	1,535
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100 5.000%, 06/15/2030	1,000	1,265
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,692
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,716
5.250%, 12/15/2021 (A)	15	16
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2028	1,430	1,808
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,301
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,196
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,800
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100 5.000%, 06/01/2022 (C)	1,055	1,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100 5.000%, 08/01/2027	$700	$856
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	453
5.000%, 06/15/2024	315	369
5.000%, 06/15/2025	250	303
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2027	545	663
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100 5.000%, 05/01/2027	1,000	1,237
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	648
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	910	984
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100 3.000%, 08/01/2030	540	606
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	235	241
5.000%, 11/01/2020 (A)	200	205
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	672
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100 5.000%, 02/15/2026	575	690
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2032	500	627
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,545	1,597
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	596

		106,647

New York — 7.7%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100 5.000%, 10/15/2029	4,000	4,841
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2025	2,000	2,292

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	$1,000	$1,159
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	1,000	1,136

		9,428

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,864
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,622

		3,486

Total Municipal Bonds (Cost $114,825) ($ Thousands)		122,049

	Shares

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	857,194	857
Total Cash Equivalent (Cost $857) ($ Thousands)		857

Total Investments in Securities — 99.7% (Cost $115,682) ($ Thousands)		$122,906

Percentages are based on Net Assets of $123,247 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 29, 2020.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

The following is a list of the level of inputs used as of February 29, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	122,049	–	122,049
Cash Equivalent	857	–	–	857

Total Investments in Securities	857	122,049	–	122,906

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$595	$10,976	$(10,714)	$—	$—	$857	857,194	$9	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

58	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

New York Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.4%

New York — 99.4%
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	$650	$725
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	528
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	515
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,087
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	432
5.000%, 08/01/2027	275	347
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	263
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	636
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,208
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	219
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	2,015	2,494
Dutchess County, Local Development, The Culinary Institute of America Project, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2029	1,010	1,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	$500	$609
Erie County, Ser B, GO
5.000%, 06/01/2023	400	454
5.000%, 06/01/2024	1,200	1,412
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	539
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,502
5.000%, 09/01/2027	1,000	1,283
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,283
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2030	1,500	1,863
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2023	1,000	1,113
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,702
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,947
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2024	1,300	1,504
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,446
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2026	1,000	1,223
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,109
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2023	1,000	1,109
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,256
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,321

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	$700	$840
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	978
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,229
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,288
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,112
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,109
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2024	2,000	2,292
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,648
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,129
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,602
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	1,685	2,205
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100 6.500%, 04/01/2022	1,000	1,061
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,014
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2026	2,500	2,831
New York City, Housing Development Authority, Ser C, RB
Callable 03/01/2021 @ 100 2.350%, 07/01/2022	1,000	1,013
New York City, Ser 1, GO
Callable 08/01/2027 @ 100 5.000%, 08/01/2028	1,000	1,285
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser A2, GO
5.000%, 08/01/2026	$2,000	$2,514
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	5,060
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,291
New York City, Ser D, GO
Callable 02/01/2023 @ 100 5.000%, 08/01/2023	2,000	2,244
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,359
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100 5.000%, 08/01/2029	1,895	2,533
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100 5.000%, 07/15/2026	500	602
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100 5.000%, 07/15/2026	1,075	1,328
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100 5.000%, 07/15/2028	1,080	1,395
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	1,000	1,096
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100 5.000%, 06/15/2023	1,000	1,076
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,557
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,112
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,187
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	569
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	1,000	1,208
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,183
5.000%, 07/01/2027	500	649

60	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	$1,095	$1,480
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,141
5.000%, 07/01/2026	1,720	2,172
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,087
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,138
5.000%, 07/01/2024	1,000	1,177
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,014
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	264
New York State, Dormitory Authority, RB
5.000%, 07/01/2025	1,000	1,218
5.000%, 07/01/2027	570	725
5.000%, 09/01/2027	750	959
5.000%, 07/01/2028	665	862
5.000%, 08/01/2028	1,500	1,954
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,258
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	938
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,275
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2023	2,250	2,566
5.000%, 03/15/2025	2,000	2,417
5.000%, 07/01/2025	1,500	1,830
5.000%, 07/01/2026	1,600	1,995
5.000%, 07/01/2028	1,500	1,995
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2025	2,250	2,619
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2029	2,500	3,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	$2,400	$2,990
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,420
5.000%, 03/15/2026 (B)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,921
New York State, Dormitory Authority, St. Johns University Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2030	800	1,013
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	515
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2024	1,680	1,907
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100 5.000%, 05/15/2023	1,960	2,141
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	630
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2024	2,000	2,279
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2024	1,000	1,097
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100 5.000%, 02/15/2028	850	1,108
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100 3.250%, 10/01/2025	2,500	2,664
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,464
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,272

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2030	$1,275	$1,485
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,067
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,449
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	626
Oneida County, Local Development, RB, AGM
Callable 12/01/2029 @ 100 5.000%, 12/01/2030	1,500	1,966
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	615
5.000%, 05/01/2027	500	630
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	569
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100 5.000%, 10/15/2026	2,500	2,985
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,469
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,363
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,692
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,732
5.000%, 11/15/2024	2,000	2,392
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2028	1,125	1,406
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,309
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100 5.000%, 11/15/2027	1,000	1,293
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,311
5.000%, 06/01/2025	750	889

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2024	$750	$823
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2025	2,000	2,277
Westchester County, Local Development, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	313
5.000%, 07/01/2026	300	360
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100 5.000%, 11/15/2026	500	624
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,061

Total Municipal Bonds (Cost $180,807) ($ Thousands)		192,464

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	16,751	17
Total Cash Equivalent (Cost $17) ($ Thousands)		17

Total Investments in Securities — 99.4% (Cost $180,824) ($ Thousands)		$192,481

Percentages are based on Net Assets of $193,684 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 29, 2020.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

62	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

The following is a list of the level of inputs as of February 29, 2020 in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Municipal Bonds	–	192,464	–	192,464
Cash Equivalent	17	–	–	17

Total Investments in Securities	17	192,464	–	192,481

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$132	$15,217	$(15,332)	$—	$—	$17	16,751	$6	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Pennsylvania Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.1%

Pennsylvania — 99.1%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,946
5.000%, 02/01/2030	500	685
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	673
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,234
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,162
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,678
Allegheny County, Sanitation Authority, RB, AGM
Callable 12/01/2020 @ 100 5.000%, 06/01/2024	1,000	1,031
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,187
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,255
Beaver County, Hospital Authority, RB
Pre-Refunded @ 100 5.000%, 05/15/2021 (A)	1,000	1,049
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2033	525	608
Bethel Park, School District, GO
Callable 08/01/2026 @ 100 5.000%, 08/01/2027	1,000	1,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bucks County, GO
5.000%, 06/01/2026	$1,250	$1,571
Canonsburg-Houston, Joint Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,543
Chester County, Health & Education Facilities Authority, Ser A, RB
5.000%, 09/01/2028	175	231
5.000%, 09/01/2029	375	506
Chester County, School Authority, RB
Callable 03/01/2026 @ 100 5.000%, 03/01/2028	1,000	1,218
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,925
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,067
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,206
Cumberland County, Municipal Authority, RB
5.000%, 11/01/2029	780	1,047
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100 5.000%, 04/15/2026	1,000	1,209
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100 5.000%, 04/01/2026	1,000	1,198
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	701
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	599
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	500	596
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	763
5.000%, 11/01/2026	425	534
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,179
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,015	1,294
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,673
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,296

64	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100 1.570%, 09/01/2048 (B)	$2,000	$2,003
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	781
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,186
Hempfield Area, School District, GO, AGM
5.000%, 03/15/2025	1,600	1,917
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,172
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	902
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100 5.000%, 11/01/2028	1,360	1,669
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	625
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,521
Luzerne County, Industrial Development Authority, AMT, RB
Callable 12/03/2029 @ 100 2.450%, 12/01/2039 (B)	1,700	1,812
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,158
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,252
5.000%, 09/01/2026	690	823
5.000%, 09/01/2027	660	785
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,147
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100 5.000%, 02/15/2023	1,000	1,101
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	605
5.000%, 09/01/2028	1,500	1,940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2036	$750	$894
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100 5.000%, 09/01/2030	500	676
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100 5.000%, 11/15/2025	1,000	1,177
Mount Lebanon, Hospital Authority, RB
5.000%, 07/01/2027	400	507
Mount Lebanon, Hospital Authority, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2029	350	451
Octorara Area, School District, GO
Callable 10/01/2028 @ 100 4.000%, 04/01/2029	900	1,091
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	631
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,224
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	1,040
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,015
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,238
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100 5.000%, 02/01/2025	1,000	1,176
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,368
5.000%, 08/15/2025	1,500	1,830
5.000%, 01/01/2026	5,000	6,151
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,448
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,234
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100 5.000%, 06/15/2028	1,500	1,887

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB
5.000%, 06/15/2026	$1,500	$1,852
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	1,009
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,100
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,281
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	513
5.000%, 11/01/2022	660	724
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB, AMT
Callable 10/01/2021 @ 100 3.350%, 10/01/2026	1,725	1,772
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,919
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2026	3,000	3,662
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser A, RB
5.000%, 12/01/2023	1,000	1,142
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	1,000	1,242
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100 5.000%, 10/01/2027	1,635	1,964
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	629
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100 5.000%, 07/01/2028	400	511
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	573

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2025	$850	$1,040
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	325	411
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	654
5.000%, 12/01/2025	600	734
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2028	500	640
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	1,250	1,454
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100 5.000%, 06/15/2026	1,000	1,191
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	3,145
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,330
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,570
5.000%, 08/01/2027	1,705	2,168
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2026	2,200	2,654
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2029	2,000	2,473
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	964
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	562
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100 5.000%, 05/01/2028	1,005	1,240

66	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	$1,000	$1,201
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	512
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,572
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,137
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,241
5.000%, 08/01/2027	1,000	1,273
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	599
5.000%, 11/01/2027	1,800	2,329
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,274
Pittsburgh, GO
5.000%, 09/01/2027	415	532
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,179
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2025	1,060	1,263
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100 5.000%, 09/01/2025	1,000	1,205
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,502
5.000%, 09/01/2029	750	1,003
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100 5.000%, 09/15/2024	1,000	1,133
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,138
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	339
5.000%, 10/01/2031	325	438
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100 5.000%, 02/01/2025	1,500	1,589
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100 5.000%, 03/01/2027	1,000	1,201
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,183

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	$535	$625
5.000%, 06/01/2025	500	602
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,997
5.000%, 03/01/2027	1,000	1,267
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100 5.000%, 03/01/2028	725	933
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2024	1,000	1,163
State College Area, School District, GO
5.000%, 05/15/2028	280	367
State College Area, School District, GO
Callable 05/15/2028 @ 100 5.000%, 05/15/2029	375	491
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100 5.000%, 09/15/2026	1,255	1,539
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,248
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,145
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,036
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,183
5.000%, 08/15/2026	610	767
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100 5.000%, 08/15/2026	1,000	1,221
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100 5.000%, 12/01/2023	700	790
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,209

Total Municipal Bonds (Cost $169,050) ($ Thousands)		181,106

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Pennsylvania Municipal Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	546,932	$547
Total Cash Equivalent (Cost $547) ($ Thousands)		547

Total Investments in Securities — 99.4% (Cost $169,597) ($ Thousands)		$181,653

Percentages are based on Net Assets of $182,783 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 29, 2020.

†	Investment in Affiliated Security (see Note 4).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

The following is a list of the level of inputs as of February 29, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	181,106	–	181,106
Cash Equivalent	547	–	–	547

Total Investments in Securities	547	181,106	–	181,653

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,469	$13,826	$(14,748)	$—	$—	$547	546,932	$9	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

68	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 74.7%

Alabama — 1.3%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100 5.750%, 06/01/2045	$800	$910
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105 6.500%, 10/01/2053	12,000	14,556
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/2029 @ 100 5.250%, 05/01/2044 (A)	1,500	1,790

		17,256

Alaska — 0.1%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (B)	200	10
Alaska State, Industrial Development & Export Authority, YKHC Project, RB
Callable 03/30/2020 @ 100 3.500%, 12/01/2020	1,000	1,001

		1,011

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Arizona — 1.5%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2042	$2,500	$2,663
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100 5.375%, 07/01/2050 (A)	1,090	1,249
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100 5.250%, 12/15/2038 (A)	1,510	1,714
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	465
Maricopa County, Industrial Development Authority, Ser A, RB
Callable 09/01/2028 @ 100 4.125%, 09/01/2042	2,500	2,877
Phoenix, Civic Improvement, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2044	4,625	5,967
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2052 (A)	3,565	3,704
Pima County, Industrial Development Authority, RB
Callable 07/01/2025 @ 100 5.250%, 07/01/2049	1,050	1,083
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 03/30/2020 @ 100 5.000%, 06/01/2037	265	265
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	500	511
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 10/01/2020 @ 100 4.000%, 10/01/2023 (A)	1,000	1,010

		21,508

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

California — 6.8%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100 5.250%, 04/01/2023 (C)	$5,000	$5,700
California County, Tobacco Securitization Agency, RB
Callable 03/16/2020 @ 18 9.359%, 06/01/2046 (D)	12,000	2,156
California County, Tobacco Securitization Agency, RB
Callable 03/16/2020 @ 21 6.878%, 06/01/2046 (D)	10,000	2,053
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100 5.000%, 04/01/2049 (A)	1,000	1,202
California State, Community Housing Agency, RB
Callable 02/01/2030 @ 100 5.000%, 02/01/2050 (A)	3,000	3,652
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100 5.000%, 08/01/2049 (A)	500	604
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2042	5,200	6,297
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100 7.750%, 04/01/2021 (A)(C)	1,360	1,457
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100 5.000%, 11/01/2046 (A)	1,000	1,159
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100 5.000%, 02/01/2047	1,950	2,362
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100 4.750%, 11/01/2046	1,500	1,743
California State, Pollution Control Financing Authority, Sub-Ser, AMT, RB
Callable 12/01/2029 @ 100 7.500%, 12/01/2039 (A)	1,700	1,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100 4.300%, 07/01/2040	$1,500	$1,733
California State, Regents of the University, RB
3.706%, 05/15/2120	4,000	4,061
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,099
5.000%, 06/01/2051 (A)	1,000	1,096
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2045 (A)	1,000	1,148
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (E)	200	213
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2041 (A)	2,500	2,878
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 03/30/2020 @ 100 6.000%, 05/01/2037	7,500	7,553
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,391
5.000%, 09/01/2030	1,000	1,083
5.000%, 09/01/2034	900	971
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100 5.000%, 09/01/2040	2,000	2,315
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Pre-Refunded @ 100 5.000%, 11/01/2020 (C)	1,540	1,585
Long Beach, Towne Center Project, SAB
Callable 04/01/2020 @ 100 5.400%, 10/01/2023	650	652
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100 5.000%, 10/01/2042 (A)	1,000	1,198
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,902

70	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Northern California, Tobacco Securitization Authority, Sub-Ser B, RB
Callable 03/16/2020 @ 23 7.012%, 06/01/2045 (D)	$11,000	$2,535
Northern California, Tobacco Securitization Authority, Sub-Ser C, RB
Callable 03/16/2020 @ 19 10.620%, 06/01/2045 (D)	23,685	3,886
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100 5.250%, 11/01/2020 (C)	320	330
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
11.768%, 08/01/2038 (D)	5,410	3,746
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,175
5.000%, 09/01/2031	1,000	1,174
5.000%, 09/01/2032	1,000	1,172
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2046	1,100	1,265
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100 5.000%, 08/01/2030	1,000	1,084
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26 5.647%, 06/01/2054 (D)	5,700	924
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 03/16/2020 @ 20 6.941%, 06/01/2046 (D)	12,000	2,386
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100 6.250%, 10/01/2023 (C)	2,500	2,988
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2040	750	867
Windsor, Unified School District, Election 2008, Ser D, GO
12.250%, 08/01/2035 (D)	1,800	1,297

		93,507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Colorado — 1.6%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103 5.000%, 12/01/2048	$500	$543
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103 5.000%, 12/01/2037	525	563
Broadway Station, Metropolitan District No. 2, Ser A, GO
Callable 06/01/2024 @ 103 5.125%, 12/01/2048	500	546
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103 5.000%, 12/01/2049	500	537
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,402
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100 5.375%, 09/01/2026	2,500	2,555
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100 3.625%, 11/01/2026 (A)	685	698
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	535
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	850
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103 5.750%, 12/01/2045	1,000	1,049
Copperleaf, Metropolitan District No. 4, Ser A, RB
Callable 03/01/2025 @ 103 5.000%, 12/01/2049	500	539
Cornerstar, Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	511
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103 6.000%, 12/01/2048	1,145	1,235
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100 6.000%, 01/15/2034	500	508

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102 6.000%, 12/01/2046	$1,500	$1,612
Hunters Overlook, Metropolitan District No. 5, Ser A, GO
Callable 09/01/2024 @ 103 5.000%, 12/01/2049	750	814
Mirabelle, Metropolitan District No. 2, Ser A, RB
Callable 03/01/2025 @ 103 5.000%, 12/01/2049	625	677
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100 5.000%, 12/15/2041 (A)	875	959
Sabell Metropolitan District, Ser A, RB
Callable 03/01/2025 @ 103 5.000%, 12/01/2050 (A)	455	482
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103 5.125%, 12/01/2037	550	594
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103 5.000%, 12/01/2046	1,880	2,000
STC Metropolitan District No. 2, Ser A, RB
Callable 12/01/2024 @ 103 5.000%, 12/01/2049	500	550
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102 7.500%, 12/15/2047	1,090	1,160
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103 4.375%, 12/01/2044	935	993
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103 5.000%, 12/01/2047	500	533

		22,445

Connecticut — 1.2%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,128
5.000%, 09/01/2053 (A)	1,500	1,685

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Pre-Refunded @ 100 5.000%, 07/01/2021 (C)	$5,000	$5,225
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	467
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 09/01/2026 @ 100 4.000%, 09/01/2036	5,000	5,691
New Haven, Ser A, GO
5.000%, 08/01/2026	580	701
5.000%, 08/01/2027	1,000	1,236

		16,133

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	450
4.625%, 09/01/2032	1,635	1,729

		2,179

District of Columbia — 0.2%
District of Columbia, Ser A, GO
Callable 04/15/2029 @ 100 5.000%, 10/15/2044	2,500	3,221

Florida — 2.9%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	577
8.000%, 10/01/2042	1,000	1,145
Atlantic Beach, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100 5.625%, 11/15/2043	1,325	1,497
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100 5.000%, 10/01/2022 (C)	2,000	2,214
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100 6.750%, 07/01/2037 (A)	1,585	1,492

72	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103 5.000%, 07/01/2053	$750	$784
Capital Trust Agency, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2049 (A)	1,000	1,073
Central Florida Expressway Authority, Ser B, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2044	7,500	9,565
Florida State, Development Finance, Surface Transportation Facility, AMT, RB
Callable 03/30/2020 @ 105 6.500%, 01/01/2049 (A)(F)	5,000	5,162
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	300	310
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100 4.500%, 06/01/2033 (A)	500	566
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100 6.000%, 05/01/2044	1,945	2,209
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	995	1,022
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82 4.292%, 10/01/2032 (D)	2,900	2,062
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100 4.000%, 07/01/2045	3,000	3,457
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100 5.000%, 05/01/2029	995	1,065
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102 7.500%, 06/01/2049	1,000	1,134
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	736
4.000%, 05/15/2028	1,205	1,345

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Seminole County, Industrial Development Authority, RB
Callable 11/15/2026 @ 103 5.750%, 11/15/2054	$685	$725
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100 5.875%, 08/01/2020 (C)	500	510
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	383
4.500%, 05/01/2023	245	250

		39,283

Georgia — 3.2%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2042	3,000	3,203
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100 5.000%, 03/01/2047	1,500	1,665
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2060	5,000	5,635
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2056	1,700	2,047
5.000%, 01/01/2059	500	597
5.000%, 01/01/2063	1,750	2,100
4.000%, 01/01/2049	1,000	1,123
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	2,285	3,513
6.637%, 04/01/2057	3,779	5,692
Houston County, Healthcare System, RB
Callable 04/01/2024 @ 100 5.000%, 10/01/2031 (F)	12,300	13,554
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,506
Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100 4.000%, 03/01/2050 (F)	3,120	3,647

		44,282

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Pre-Refunded @ 100 5.750%, 07/01/2020 (C)	$500	$508

Idaho — 0.1%
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	780	794
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100 4.625%, 07/01/2029 (A)	365	408

		1,202

Illinois — 6.3%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 03/30/2020 @ 100 5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO, NATL
4.502%, 12/01/2023 (D)	545	516
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,435
5.000%, 12/01/2034	1,400	1,745
5.000%, 12/01/2035	1,500	1,866
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,220
5.000%, 12/01/2027	500	623
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100 5.000%, 12/01/2046	5,000	6,073
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	3,000	3,664
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100 5.500%, 01/01/2034	1,750	2,047
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	4,094
5.500%, 01/01/2037	2,440	2,844
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100 6.000%, 01/01/2038	10,500	13,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100 4.835%, 04/15/2028 (A)	$2,000	$2,089
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100 5.000%, 01/01/2025 (C)	2,500	2,996
Cook County, Ser A, GO
Callable 11/15/2020 @ 100 5.250%, 11/15/2033	1,500	1,544
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
5.250%, 12/01/2052 (B)	4,190	1,152
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
6.250%, 12/01/2052 (B)	1,485	37
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100 6.000%, 08/15/2041	200	213
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
Callable 02/15/2027 @ 100
5.125%, 02/15/2045	1,750	1,767
5.000%, 02/15/2037	1,750	1,785
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,023
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2037	500	550
Illinois State, Finance Authority, RB
Callable 10/01/2029 @ 100 2.450%, 10/01/2039 (F)	1,250	1,327
Illinois State, GO
Callable 07/01/2023 @ 100 5.500%, 07/01/2038	1,500	1,683
Illinois State, GO
Callable 02/01/2024 @ 100 5.000%, 02/01/2039	5,000	5,597
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100 4.625%, 05/01/2037	2,500	2,977
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100 5.000%, 11/01/2029	3,000	3,696
Illinois State, Ser D, GO
5.000%, 11/01/2027	5,500	6,845
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,113

74	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100 3.000%, 06/15/2031	$3,005	$3,131
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.097%, 06/15/2045 (D)	7,500	3,999
Village of Hillside, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2030	1,345	1,474
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.485%, 01/01/2033 (D)	100	71
5.276%, 01/01/2031 (D)	300	227
4.866%, 01/01/2029 (D)	400	324

		87,216

Indiana — 1.4%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104 6.750%, 01/15/2043 (A)	1,500	1,665
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104 6.250%, 01/15/2043 (A)	2,675	2,922
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100 5.000%, 07/01/2040	375	380
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2048	1,000	1,107
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103 7.000%, 03/01/2039 (A)	12,200	12,602
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100 7.500%, 09/01/2021 (C)	685	738

		19,414

Iowa — 0.3%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 03/10/2020 @ 100 1.390%, 04/01/2022 (F)(G)	400	400
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 03/30/2020 @ 100 1.238%, 05/15/2056	$125	$2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100 5.400%, 11/15/2046 (F)	637	691
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	884
Iowa State, Tobacco Settlement Authority, Ser B, RB
Callable 03/30/2020 @ 100 5.600%, 06/01/2034	1,000	1,011

		3,244

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104 5.500%, 11/15/2038	1,025	1,121
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103 5.000%, 05/15/2028	500	571
Wyandotte County, Kansas City Unified Government, RB
7.029%, 09/01/2034 (A)(D)	2,500	1,120

		2,812

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100 6.375%, 06/01/2020 (C)	500	507
Kentucky State, Economic Development Finance Authority, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	772
6.000%, 11/15/2036	1,700	1,311

		2,590

Louisiana — 0.9%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100 5.000%, 05/01/2045	3,500	4,363

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	75

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100 5.650%, 11/01/2037 (A)	$1,000	$1,151
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100 4.000%, 11/01/2044 (A)	500	522
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100 5.500%, 11/01/2039 (A)	1,000	1,100
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100 6.500%, 11/01/2035	750	775
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100 6.500%, 05/15/2021 (C)	1,000	1,067
Parish of St. John the Baptist, RB
2.000%, 06/01/2037 (F)	2,035	2,084

		11,062

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
Callable 12/15/2026 @ 100 5.375%, 12/15/2033 (A)	2,000	1,980
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2046	2,600	2,972

		4,952

Maryland — 1.3%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100 5.000%, 11/15/2021 (C)	4,500	4,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100 5.000%, 05/15/2023 (C)	$10,000	$11,341
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102 7.000%, 08/01/2048	1,500	1,758

		17,919

Massachusetts — 1.3%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2047	2,500	2,975
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100 7.000%, 07/01/2020 (C)	1,500	1,530
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2040	1,600	1,965
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 03/10/2020 @ 100 6.000%, 01/01/2028	175	175
Massachusetts State, GO
Callable 05/01/2029 @ 100 5.000%, 05/01/2047	8,500	10,944

		17,589

Michigan — 1.9%
Detroit, GO
5.000%, 04/01/2026	1,000	1,151
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 03/30/2020 @ 100 5.000%, 11/01/2036	300	300
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2044	4,500	4,865
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2033	3,000	3,472

76	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100 4.500%, 10/01/2029	$5,750	$6,455
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 03/30/2020 @ 100 6.500%, 09/01/2037 (A)	750	585
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 03/16/2020 @ 11 9.00%, 06/01/2046 (D)	21,000	2,355
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11 15.688%, 06/01/2058 (D)	145,250	5,665

		24,848

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	995	1,050
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2032 (A)	750	809
Minneapolis, Educational Authority, Northeast College Prep Project, RB
Callable 07/01/2030 @ 100 5.000%, 07/01/2055	710	757
Shakopee, Senior Housing Revenue, RB
Callable 05/01/2025 @ 100 5.850%, 11/01/2058 (A)(F)	500	539
St. Cloud, Health Care Revenue, RB
Callable 05/01/2029 @ 100 4.000%, 05/01/2049	4,000	4,604
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	291

		8,050

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, RB
Callable 08/15/2025 @ 103 5.000%, 08/15/2042	1,000	1,122
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	595	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100 5.125%, 06/01/2046	$2,425	$2,794

		4,526

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2052	1,500	1,638

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100 5.000%, 09/01/2042	5,000	5,466
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2031	2,200	2,364

		7,830

Nevada — 0.9%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100 5.125%, 12/15/2037 (A)	2,500	2,760
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100 6.950%, 02/15/2038 (A)	3,000	3,528
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14 7.711%, 07/01/2058 (A)(D)	10,000	1,031
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31 6.542%, 07/01/2058 (A)(D)	22,000	3,679

		10,998

New Jersey — 2.3%
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2024	1,055	1,172
New Jersey State, Economic Development Authority, Ser A, RB
6.000%, 05/15/2028 (B)	54	1
New Jersey State, Economic Development Authority, Ser G, RB
5.969%, 09/01/2026 (A)	8,500	10,072

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	77

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100 3.125%, 07/01/2029	$725	$739
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2041	2,000	2,384
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2057	2,250	2,721
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/2028 @ 100 5.000%, 06/15/2044	2,500	3,056
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100 5.250%, 06/15/2041	1,250	1,452
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100 4.000%, 01/01/2035	3,900	4,620
Rutgers University, Ser P, GO
3.915%, 05/01/2119	1,300	1,578
South Jersey, Port Authority, Marine Terminal Project, Ser R, AMT, RB
4.000%, 01/01/2021	550	560
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100 5.000%, 11/01/2039	2,500	2,869

		31,224

New Mexico — 0.1%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100 4.700%, 09/01/2024	2,000	2,046

New York — 7.1%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100 5.000%, 07/01/2041	1,500	1,713
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100 6.760%, 02/01/2048	1,000	1,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development, RB
Callable 01/01/2026 @ 103 5.000%, 01/01/2040	$1,500	$1,696
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100 4.000%, 11/01/2059	2,000	2,324
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100 6.000%, 12/01/2036	1,000	1,038
New York City, GO
Callable 03/10/2020 @ 100 1.170%, 04/01/2035 (F)	3,400	3,400
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
3.165%, 03/01/2026 (F)	425	440
3.155%, 03/01/2025 (F)	400	414
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 03/16/2020 @ 11 16.153%, 06/01/2055 (D)	57,000	3,715
New York Counties, Tobacco Trust V, RB
Callable 03/16/2020 @ 9 9.036%, 06/01/2055 (D)	18,000	1,273
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100 6.000%, 07/01/2020 (C)	500	509
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 05/01/2023 (C)	10	11
New York State, Dormitory Authority, RB
Callable 03/01/2030 @ 100 4.000%, 09/01/2050	1,000	1,159
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100 4.000%, 03/15/2048	8,000	9,377
New York State, Dormitory Authority, Ser B, RB
3.142%, 07/01/2043	2,400	2,656
New York State, Dormitory Authority, Ser E, RB
Callable 09/15/2028 @ 100 5.000%, 03/15/2048	5,000	6,354
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,522

78	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100 5.750%, 11/15/2051	$4,000	$4,332
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,591
5.000%, 11/15/2044 (A)	9,750	10,976
New York State, Thruway Authority, Ser B, RB
Callable 01/01/2030 @ 100
4.000%, 01/01/2041	4,000	4,797
4.000%, 01/01/2045	5,000	5,940
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2046	3,985	4,585
New York State, Transportation Development Authority, LaGuardia Delta Airlines Project, AMT, RB
Callable 01/01/2028 @ 100 4.000%, 01/01/2036	4,000	4,546
New York State, Urban Development, RB
Callable 09/15/2028 @ 100 5.000%, 03/15/2041	5,000	6,334
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2033	5,790	7,004
TSASC, Tobacco Settlement Bond, Ser B, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2048	3,000	3,137
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,051
5.250%, 09/15/2053	2,500	2,617

		98,683

North Carolina — 0.0%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	498
5.000%, 09/01/2023	610	669
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100 4.000%, 09/01/2025	500	521

		1,688

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Ohio — 7.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 03/12/2020 @ 100
6.500%, 06/01/2047	$5,765	$5,773
5.875%, 06/01/2047	6,375	6,383
5.750%, 06/01/2034	655	656
5.375%, 06/01/2024	2,835	2,838
5.125%, 06/01/2024	27,855	27,885
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100 5.000%, 06/01/2055	14,990	16,924
Buckeye, Tobacco Settlement Financing Authority, Ser B-, RB
Callable 06/01/2030 @ 22 5.549%, 06/01/2057 (D)	74,500	10,467
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser B, RB
Callable 03/12/2020 @ 14 17.631%, 06/01/2047 (D)	23,605	3,397
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB
Callable 03/12/2020 @ 9 21.791%, 06/01/2052 (D)	32,000	2,984
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100 5.500%, 11/01/2020 (C)	500	515
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100
5.500%, 12/01/2043	940	1,129
5.000%, 12/01/2033	2,460	2,930
Franklin County, Convention Facilities Authority, RB
Callable 12/01/2029 @ 100 5.000%, 12/01/2051	4,000	4,898
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100 5.500%, 06/01/2022 (C)	5,000	5,511
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100 6.750%, 12/01/2052 (A)	1,750	1,625
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100 6.000%, 04/01/2038 (A)	1,615	1,842

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	79

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, AMT, RB
2.100%, 04/01/2028 (F)	$3,420	$3,506
Ohio State, Air Quality Development Authority, RB
3.250%, 09/01/2029	2,510	2,693
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100 5.000%, 12/01/2026	1,500	1,601

		103,557

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2025	1,500	1,683
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100 4.000%, 08/01/2036	2,980	3,282
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100 5.500%, 08/15/2057	500	618
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 4.000%, 01/01/2048	2,000	2,269
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (B)	2,163	5
6.875%, 11/01/2046 (B)	1,081	3
6.625%, 11/01/2036 (B)	522	1

		7,861

Oregon — 0.8%
Clackamas County, Hospital Facility Authority, Mary’s Woods at Maryhusrt, RB
Callable 05/15/2020 @ 100 3.200%, 05/15/2025	770	772
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB
Callable 11/15/2025 @ 102 5.000%, 11/15/2047	1,500	1,757
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
Callable 04/01/2028 @ 100 6.500%, 04/01/2031 (A)	6,100	4,988

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100 6.375%, 09/01/2020 (A)(C)	$150	$154
Oregon State, Ser A, GO
Callable 05/01/2029 @ 100 5.000%, 05/01/2044	2,000	2,599

		10,270

Pennsylvania — 2.0%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2029	300	351
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100 7.750%, 12/01/2037	4,000	4,906
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	291
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100 5.250%, 10/01/2031	1,000	1,019
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	560
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100 4.000%, 09/01/2049	1,000	1,135
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,193
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2034	2,000	2,513
Pennsylvania State, Economic Development Financing Authority, AMT, RB
Callable 06/01/2026 @ 103 5.750%, 06/01/2036 (A)	1,250	1,364
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100 6.000%, 07/01/2020 (C)	250	254

80	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100 5.625%, 07/01/2036	$1,975	$2,157
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100 5.750%, 11/15/2030	1,000	1,020
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (A)	1,145	1,146
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100 5.500%, 12/01/2058 (A)	2,000	2,172
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,099
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100 6.500%, 07/15/2048 (A)	2,800	3,285
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	705	722
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	445	453

		25,640

Puerto Rico — 5.5%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 03/30/2020 @ 100 5.125%, 07/01/2047	2,300	2,365
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (B)	2,000	407
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (B)	1,000	203
Puerto Rico Commonwealth, Ser A, GO
5.125%, 07/01/2028 (B)	560	456
Puerto Rico Commonwealth, Ser A, GO
8.000%, 07/01/2035 (B)	475	347
Puerto Rico Commonwealth, Ser A, GO
5.000%, 07/01/2041 (B)	3,300	2,491
Puerto Rico Commonwealth, Ser A, RB
5.500%, 07/01/2039 (B)	3,000	2,366

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser B, RB
5.000%, 07/01/2035 (B)	$1,600	$1,322
Puerto Rico, Electric Power Authority, RB
5.250%, 07/01/2019 (B)	1,265	996
Puerto Rico, Electric Power Authority, RB
5.000%, 07/01/2032 (B)	3,515	2,799
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2029 (B)	5,920	4,714
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2021 (B)	3,605	2,879
5.250%, 07/01/2030 (B)	200	160
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (B)	5,250	4,193
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2021 (B)	2,000	1,592
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 03/30/2020 @ 100 1.799%, 07/01/2029 (F)	9,040	8,927
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (B)	1,380	1,106
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41 6.344%, 07/01/2046 (D)	27,200	8,059
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	14,180	16,227
4.750%, 07/01/2053	11,879	13,419

		75,028

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100 5.000%, 04/01/2027	1,110	1,275
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 03/16/2020 @ 15 6.410%, 06/01/2052 (D)	6,890	1,024

		2,299

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, RB
Callable 03/01/2021 @ 100 8.000%, 12/06/2029	155	158

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	81

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (A)	$1,000	$1,006
5.250%, 02/01/2027 (A)	1,000	1,004
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2050	3,300	3,847
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	7,072
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2024 @ 100 5.000%, 12/01/2049	2,990	3,400

		16,487

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100 5.625%, 06/01/2035	2,000	2,163
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100 5.125%, 12/01/2042 (A)	1,000	1,050
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Pre-Refunded @ 100 6.000%, 07/01/2020 (C)	500	508
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100 5.500%, 07/01/2037	700	809
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	555
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,879
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,870

		12,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas — 5.7%
Austin, Convention Enterprises, Convention Center Hotel, Sub-Ser, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	$300	$356
5.000%, 01/01/2034	300	354
Brazoria County, Industrial Development, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	12,159
7.000%, 03/01/2039	500	571
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100 6.000%, 01/01/2021 (C)	1,000	1,042
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100 5.500%, 08/15/2021 (C)	1,000	1,068
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100 6.125%, 12/01/2020 (C)	500	519
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	1,250	1,455
6.000%, 08/15/2038	1,500	1,756
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100 5.000%, 10/01/2023 (C)	7,000	8,008
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100 4.750%, 11/15/2046	2,725	2,945
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100 6.625%, 07/15/2038	3,000	3,192
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100 6.500%, 05/15/2021 (C)	805	859
Lewisville, SAB
Callable 09/01/2021 @ 100 5.500%, 09/01/2039 (A)	1,000	1,016
Lewisville, SAB
Callable 09/01/2022 @ 103 6.000%, 09/01/2037 (A)	975	1,039

82	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	$1,250	$1,342
5.000%, 07/01/2031	250	268
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103 5.000%, 01/01/2047	2,000	2,192
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103 5.000%, 12/01/2049	500	560
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100 4.000%, 12/01/2054	250	257
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	159
5.000%, 06/15/2038	375	395
4.250%, 06/15/2028	150	157
North Texas, Tollway Authority, Ser A, RB
Callable 03/30/2020 @ 100 6.250%, 02/01/2023	2,000	2,008
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2045	6,000	6,964
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2048	3,250	3,913
Port Beaumont Navigation District, RB
Callable 01/01/2022 @ 103 6.000%, 01/01/2025 (A)	2,000	2,091
Port Isabel, GO
Callable 02/15/2029 @ 100 5.100%, 02/15/2049 (A)	1,000	1,123
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	528
5.125%, 01/01/2041	500	521
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100 6.700%, 08/15/2020 (C)	500	513

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	$670	$769
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	2,745	3,267
Texas State, Private Activity Bond, Surface Transportation, RB
3.922%, 12/31/2049	1,900	2,196
Texas State, TRAN
4.000%, 08/27/2020	9,000	9,139
Texas State, Water Development Board, RB
Callable 04/15/2028 @ 100 5.000%, 10/15/2043	1,000	1,268
Texas State, Water Development Board, RB
Callable 10/15/2028 @ 100 5.000%, 04/15/2049	1,000	1,271
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100 8.000%, 08/15/2034	1,000	1,070
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105 6.750%, 12/01/2051 (A)	2,500	2,037

		80,347

Utah — 0.1%
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	700	748

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	771
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2028	550	662

		1,433

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,040	1,049

Virginia — 0.7%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100 5.125%, 01/01/2043	1,000	1,030

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	83

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103 5.000%, 07/01/2038	$375	$416
Henrico County, Economic Development Authority, Ser A, RB
Callable 06/01/2025 @ 103 5.000%, 06/01/2044	1,000	1,128
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 03/30/2020 @ 100 2.000%, 10/01/2048	40	4
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100 6.000%, 06/01/2043	2,245	2,250
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103 6.050%, 03/01/2044	110	107
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 03/30/2020 @ 100 6.050%, 03/01/2054	118	22
Roanoke, Economic Development Authority, RB
Callable 09/01/2027 @ 103 5.000%, 09/01/2050	1,450	1,486
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100 5.000%, 01/01/2048 (A)(F)	500	543
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100 5.000%, 12/31/2049	2,500	2,977

		9,963

Washington — 1.2%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2028	1,000	1,198
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Pre-Refunded @ 100 5.750%, 12/01/2020 (C)	1,500	1,554

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100 5.500%, 12/01/2020 (C)	$1,500	$1,552
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	345	353
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	251
4.000%, 07/01/2028 (A)	400	430
Washington State, Ser A, GO
Callable 08/01/2027 @ 100 5.000%, 08/01/2041	3,500	4,376
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100 5.250%, 06/01/2032	5,000	5,237
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100 5.250%, 06/01/2033	2,500	2,707

		17,658

West Virginia — 0.3%
Tobacco Settlement, Finance Authority, Ser B, RB
Callable 03/16/2020 @ 10 19.336%, 06/01/2047 (D)	77,750	3,976

Wisconsin — 2.7%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,040
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103 5.000%, 11/01/2046	1,000	1,115
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,655
5.000%, 08/01/2028	1,230	1,358
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100 7.000%, 01/01/2050 (A)	3,250	4,116

84	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100 4.250%, 10/01/2049	$1,000	$1,079
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100 6.500%, 07/01/2050 (A)	1,750	1,327
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,764
5.000%, 03/01/2048	1,500	1,632
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,322
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100 7.000%, 11/01/2046 (A)	3,500	4,112
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100 5.875%, 10/01/2054 (A)	2,770	2,868
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2052 (A)	1,750	1,978
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	1,750	1,891
6.250%, 01/01/2038 (A)	1,120	1,209
6.125%, 01/01/2033 (A)	2,200	2,375
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100 7.000%, 07/01/2048 (A)	3,500	3,750

		36,591

Total Municipal Bonds (Cost $927,603) ($ Thousands)		1,026,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 13.3%

Bank and Financial — 0.1%
Societe Generale
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+6.238%, 03/13/2168 (H)	$600	$627

Consumer Discretionary — 0.0%
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2168 (H)	500	490

Financials — 12.2%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/15/2168 (A)(H)	6,900	7,780
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 06/14/2168 (A)(H)	5,200	6,890
Banco Mercantil del Norte
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2168 (A)(H)	600	678
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 04/23/2168 (H)	2,900	3,201
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 09/10/2168 (H)	2,300	2,595
6.250%, VAR ICE LIBOR USD 3 Month+3.705%, 03/05/2169 (H)	5,000	5,493
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/20/2168 (H)	1,000	1,002
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 03/20/2168 (H)	7,500	7,819
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%, 09/15/2168 (H)	1,500	1,648
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%, 12/15/2168 (H)	1,000	1,072
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%, 09/30/2168 (A)(H)	1,900	1,969
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/25/2168 (H)	6,200	6,882
Capital One Financial
5.550%, VAR ICE LIBOR USD 3 Month+3.800%, 12/01/2167 (H)	1,000	996
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 08/01/2168 (H)	7,325	7,888

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	85

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 02/15/2169 (H)	$3,800	$4,295
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 05/15/2168 (H)	3,000	3,014
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049 (H)	1,000	1,035
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/2169 (H)	2,500	2,678
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 10/06/2168 (H)	5,000	4,975
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 10/01/2168 (H)	500	535
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 06/11/2168 (A)(H)	2,000	2,213
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%, 02/21/2169 (A)(H)	800	855
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.455%, 12/18/2168 (A) (H)	2,500	2,690
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%, 07/24/2168 (A)(H)	2,500	2,487
Depository Trust & Clearing
4.875%, VAR ICE LIBOR USD 3 Month+3.167%, 12/15/2168 (A)(H)	2,250	2,244
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%, 02/10/2169 (H)	1,000	1,050
5.375%, VAR ICE LIBOR USD 3 Month+3.922%, 11/10/2168 (H)	1,000	1,002
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/01/2168 (H)	8,000	8,260
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 11/22/2168 (H)	1,500	1,560
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%, 10/16/2168 (H)	3,500	3,715
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%, 11/16/2168 (H)	1,000	1,043
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 08/01/2168 (H)	7,200	8,054
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 02/01/2169 (H)	1,800	1,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 11/01/2168 (H)	$1,200	$1,206
5.240%, VAR ICE LIBOR USD 3 Month+3.470%, 10/30/2168 (H)	1,025	1,023
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/15/2168 (H)	3,000	3,120
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (A)(H)	7,500	9,272
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2168 (H)	1,000	1,236
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 05/01/2168 (H)	500	537
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/15/2168 (H)	2,500	2,497
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%, 03/23/2168 (A)(H)	5,000	5,304
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 04/01/2168 (H)	1,000	1,083
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 02/01/2169 (H)	2,000	2,100
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 09/15/2168 (H)	5,200	5,473
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%, 09/30/2168 (H)	200	228
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/2168 (H)	700	707
4.265%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168 (H)	4,300	4,268
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 03/29/2168 (A)(H)	1,800	2,090
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 01/30/2169 (A)(H)	4,500	5,532
Truist Financial
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%, 03/01/2169 (H)	7,100	7,152
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%, 07/31/2168 (A)(H)	600	640

86	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Description	Face Amount (Thousands)	Market Value ($Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 06/15/2168 (H)	$3,411	$3,778

		166,727

Utilities — 1.0%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.993%, 06/15/2168 (H)	6,000	6,199
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 03/16/2168 (H)	4,100	4,228
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/2168 (H)	2,500	2,550
Pacific Gas & Electric (B)
6.350%, 02/15/2038	200	227
6.250%, 03/01/2039	100	113
6.050%, 03/01/2034	300	342
3.850%, 11/15/2023	50	53
3.500%, 10/01/2020	100	105
3.400%, 08/15/2024	100	105
3.300%, 03/15/2027	100	104
3.250%, 09/15/2021	100	105
3.250%, 06/15/2023	150	153

		14,284
Total Corporate Obligations (Cost $172,391) ($ Thousands)		182,128

	Shares

PREFERRED STOCK — 6.8%

Communication Services — 0.2%
AT&T
4.750%(H)	137,000	3,341

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%*(H)	31,000	2,976

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	128

Financials — 6.0%
Allstate
5.625%(H)	172	5

Description	Shares	Market Value ($Thousands)

PREFERRED STOCK (continued)
4.750%(H)	24,500	$619
Arch Capital Group
5.450%(H)	13,693	345
Banco Santander
4.000%, VAR ICE LIBOR USD 3 Month+0.520%(H)	9,299	224
Bank of America
6.200%(H)	30,000	771
Bank of New York Mellon
5.200%(H)	18,574	463
Capital One Financial
5.000%(H)	71,700	1,768
Charles Schwab
6.000%(H)	101,415	2,586
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%(H)	85,700	2,301
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.557%(H)	20,000	2,130
6.125%(H)	20,000	2,075
Cullen
5.375%(H)	12,211	305
Equitable Holdings
5.250%(H)	25,000	625
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%(H)	80,000	2,160
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%(H)	2,390	64
6.300%(H)	8,311	215
5.500%, VAR ICE LIBOR USD 3 Month+3.640%(H)	350,600	8,968
4.000%, VAR ICE LIBOR USD 3 Month+0.670%(H)	43,300	970
Huntington Bancshares
6.250%(H)	120,000	3,089
5.875%(H)	20,322	519
ING Groep
6.125%(H)	2,515	64
JPMorgan Chase
6.125%(H)	29,449	737
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%(H)	4,000	107
MetLife
5.625%(H)	29,780	779
4.750%(H)	200,000	4,916
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%(H)	113,879	3,161

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	87

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($Thousands)

PREFERRED STOCK (continued)
6.875%, VAR ICE LIBOR USD 3 Month+3.940%(H)	53,657	$1,479
4.000%, VAR ICE LIBOR USD 3 Month+0.700%(H)	161,113	3,619
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%(H)	110,000	2,927
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%(H)	34,498	917
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%(H)	79,610	2,117
Prudential PLC
6.750%(H)	30,396	790
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%(H)	2,600	71
5.700%, VAR ICE LIBOR USD 3 Month+3.148%(H)	16,000	439
RenaissanceRe Holdings
5.375%(H)	88,684	2,208
State Street
5.900%, VAR ICE LIBOR USD 3 Month+3.108%(H)	114,090	2,967
5.350%, VAR ICE LIBOR USD 3 Month+3.709%(H)	5,824	157
5.250%(H)	70,413	1,759
Sterling Bancorp
6.500%(H)	36,337	957
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%(H)	50,000	1,299
Truist Financial
5.625%(H)	52,000	1,317
5.200%(H)	5,717	142
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%(H)	92,342	2,452
5.150%*(H)	50,682	1,265
3.500%, VAR ICE LIBOR USD 3 Month+1.020%(H)	16,800	791
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%(H)	73,487	1,909
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%(H)	105,000	2,735
Webster Financial
5.250%(H)	42,731	1,071

Description	Shares	Market Value ($Thousands)

PREFERRED STOCK (continued)
Wells Fargo
7.500%*(H)	2,154	$3,242
6.625%, VAR ICE LIBOR USD 3 Month+3.690%(H)	57,230	1,570
5.850%, VAR ICE LIBOR USD 3 Month+3.090%(H)	120,000	3,083
5.625%(H)	5,000	127

		81,376

Utilities — 0.4%
Alabama Power
5.000%(H)	9,000	229
Duke Energy
5.750%(H)	6,000	161
Entergy Texas
5.375%(H)	40,000	1,060
Interstate Power & Light
5.100%(H)	104,544	2,624
NSTAR Electric
4.780%(H)	10,708	1,169

		5,243

Total Preferred Stock (Cost $87,480) ($ Thousands)		93,064

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 4.2%
United States Treasury Bills (D)
1.550%, 04/07/2020	$17,500	17,476
1.540%, 04/16/2020	2,700	2,695
1.530%, 05/07/2020	30,400	30,327
1.520%, 04/02/2020	4,400	4,395
1.520%, 07/02/2020	2,200	2,191

Total U.S. Treasury Obligations (Cost $57,063) ($ Thousands)		57,084

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	3,485,841	3,486

Total Cash Equivalent (Cost $3,486) ($ Thousands)		3,486

Total Investments in Securities — 99.2% (Cost $1,248,023) ($ Thousands)		$1,362,367

88	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. Long Treasury Bond	(151)	Jun-2020	$(25,230)	$(25,708)	$(478)

Percentages are based on Net Assets of $1,373,626 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 29, 2020.

†	Investment in Affiliated Security (see Note 4).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $225,280 ($ Thousands), representing 16.4% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Securities are held in connection with a letter of credit issued by a major bank.

(H)	Perpetual security.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

COP— Certificate of Participation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

TA — Tax Allocation

TRAN – Tax Revenue Anticipation Note

VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	1,026,605	–	1,026,605
Corporate Obligations	–	182,128	–	182,128
Preferred Stock	93,064	–	–	93,064
U.S. Treasury Obligations	–	57,084	–	57,084
Cash Equivalent	3,486	–	–	3,486

Total Investments in Securities	96,550	1,265,817	–	1,362,367

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(478)	–	–	(478)

Total Other Financial Instruments	(478)	–	–	(478)

*Futures contracts are valued at the unrealized depreciation on the instrument.

As of February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 8/31/19	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/29/20	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,816	$25,845	$(27,175)	$—	$—	$3,486	3,485,841	$78	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	89

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 29, 2020 (Unaudited)

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$ 2,181,137		$ 1,324,984
Affiliated investment, at value ††	1,917		—
Cash and cash equivalents	5,054		1,252
Dividends and interest receivable	22,622		8,598
Receivable for investment securities sold	19,926		30,133
Receivable for fund shares sold	1,879		1,721
Cash pledged as collateral for futures contracts	—		—
Prepaid expenses	32		20
Total Assets	2,232,567		1,366,708
Liabilities:
Payable for investment securities purchased	22,915		26,902
Payable for fund shares redeemed	9,217		18,585
Investment advisory fees payable	460		326
Income distribution payable	439		204
Shareholder servicing fees payable	398		251
Administration fees payable	300		232
Trustees’ fees payable	2		1
Chief Compliance Officer fees payable	1		1
Variation margin payable on financial derivative instruments	—		—
Accrued expense payable	321		195
Total Liabilities	34,053		46,697
Net Assets	$ 2,198,514		$ 1,320,011
† Cost of investments	$ 2,015,901		$ 1,312,502
†† Cost of affiliated investment	1,917		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$ 2,030,797		$ 1,311,304
Total distributable earnings	167,717		8,707
Net Assets	$ 2,198,514		$ 1,320,011
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.27		$10.12
	($2,024,291,868 ÷ 164,914,485 shares	)	($1,255,050,852 ÷ 124,066,268 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.28		$10.11
	($174,222,605 ÷ 14,182,223 shares	)	($64,960,133 ÷ 6,423,821 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

California Municipal Bond Fund	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$356,116	$81,625		$122,049		$192,464		$181,106		$1,358,881
2,190	—		857		17		547		3,486
—	13		20		20		20		1,024
3,788	721		1,091		1,982		2,012		15,047
353	—		1,041		—		—		34,623
583	16		103		9		91		977
—	—		—		—		—		302
5	1		2		3		3		20
363,035	82,376		125,163		194,495		183,779		1,414,360

4,157	—		1,780		—		777		35,041
251	50		53		646		89		3,701
67	17		22		35		39		425
53	14		16		41		26		484
39	10		14		21		21		236
53	13		18		31		28		250
—	—		—		—		—		1
—	—		—		—		—		1
—	—		—		—		—		396
35	13		13		37		16		199
4,655	117		1,916		811		996		40,734
$358,380	$82,259		$123,247		$193,684		$182,783		$1,373,626
$333,495	$76,565		$114,825		$180,807		$169,050		$1,244,537
2,190	—		857		17		547		3,486

$335,405	$76,964		$115,966		$181,823		$170,520		$1,255,706
22,975	5,295		7,281		11,861		12,263		117,920
$358,380	$82,259		$123,247		$193,684		$182,783		$1,373,626
$11.22	$11.06		$10.82		$11.15		$11.31		$10.70
($333,752,834 ÷ 29,736,299 shares)	($81,213,125 ÷ 7,342,590 shares	)	($122,025,857 ÷ 11,274,732 shares	)	($174,931,280 ÷ 15,684,747 shares	)	($181,846,911 ÷ 16,071,725 shares	)	($1,206,707,799 ÷ 112,751,263 shares	)
$11.22	$11.04		$10.82		$11.14		$11.31		$10.69
($24,627,655 ÷ 2,195,437 shares)	($1,046,189 ÷ 94,750 shares	)	($1,220,896 ÷ 112,821 shares	)	($18,752,804 ÷ 1,683,957 shares	)	($936,495 ÷ 82,772 shares	)	($166,918,690 ÷ 15,610,513 shares	)

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	91

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 29, 2020 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund

Investment Income:
Interest income	$ 30,890	$ 12,413
Dividend income	—	—
Income from Affiliated Investments*	19	—
Total Investment Income	30,909	12,413

Expenses:
Investment advisory fees	3,515	2,164
Shareholder servicing fees - Class F	2,456	1,561
Administration fees	2,043	1,311
Trustees’ fees	19	12
Chief Compliance Officer fees	5	3
Printing fees	70	43
Pricing fees	68	41
Professional fees	48	30
Custodian/Wire Agent fees	25	16
Registration fees	20	12
Other expenses	20	12

Total Expenses	8,289	5,205
Less, waiver of:
Investment advisory fees	(1,467)	(868)
Administration fees	(299)	(272)
Shareholder servicing fees - Class F	—	—
Net Expenses	6,523	4,065
Net Investment Income	24,386	8,348
Net Realized Gain/(Loss) on:
Investments	3,733	314
Futures contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	32,110	4,030
Futures contracts	—	—
Net Increase in Net Assets Resulting from Operations	$ 60,229	$ 12,692

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 3,942	$ 840	$ 1,500	$ 2,144	$ 2,074	$ 27,756
—	—	—	—	—	2,561
9	5	9	6	9	78
3,951	845	1,509	2,150	2,083	30,395

583	132	200	318	311	3,313
412	98	150	218	221	1,464
353	80	121	193	178	1,988
3	1	1	2	2	12
1	—	—	—	—	3
14	2	5	5	7	44
13	3	6	5	5	42
8	2	3	3	4	30
5	1	2	2	2	15
4	1	1	2	2	12
3	1	1	2	2	13
1,399	321	490	750	734	6,936

(162)	(28)	(61)	(97)	(73)	(886)
(27)	(2)	(5)	(3)	(12)	(519)
(165)	(39)	(60)	(87)	(88)	(12)
1,045	252	364	563	561	5,519
2,906	593	1,145	1,587	1,522	24,876

713	315	98	372	215	4,773
—	—	—	—	—	(619)

3,240	729	896	1,126	2,045	24,306
—	—	—	—	—	(422)
$ 6,859	$ 1,637	$ 2,139	$ 3,085	$ 3,782	$ 52,914

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	93

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 29, 2020 (Unaudited) and the year ended August 31, 2019

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019
Operations:
Net investment income	$ 24,386	$ 50,621	$ 8,348	$ 17,461
Net realized gain/(loss) on investments	3,733	3,427	314	(271)
Net change in unrealized appreciation on investments	32,110	105,467	4,030	11,072
Net Increase in Net Assets Resulting from Operations	60,229	159,515	12,692	28,262
Distributions:
Class F	(26,240)	(48,397)	(7,810)	(16,605)
Class Y	(2,425)	(3,551)	(470)	(926)
Total Distributions	(28,665)	(51,948)	(8,280)	(17,531)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	151,597	342,192	150,234	292,699
Reinvestment of dividends & distributions	23,367	43,302	6,647	14,139
Cost of shares redeemed	(153,413)	(502,093)	(152,246)	(371,822)
Net Increase/(Decrease) from Class F Transactions	21,551	(116,599)	4,635	(64,984)
Class Y:
Proceeds from shares issued	15,936	111,282	7,770	50,345
Reinvestment of dividends & distributions	2,094	3,015	386	744
Cost of shares redeemed	(10,855)	(36,213)	(5,300)	(28,033)
Net Increase/(Decrease) from Class Y Transactions	7,175	78,084	2,856	23,056
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	28,726	(38,515)	7,491	(41,928)
Net Increase/(Decrease) in Net Assets	60,290	69,052	11,903	(31,197)
Net Assets:
Beginning of period	2,138,224	2,069,172	1,308,108	1,339,305
End of period	$ 2,198,514	$ 2,138,224	$ 1,320,011	$ 1,308,108

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019

$2,906	$6,217	$593	$1,279	$1,145	$2,448	$1,587	$3,515
713	1,060	315	233	98	158	372	431
3,240	17,462	729	4,579	896	5,714	1,126	10,196
6,859	24,739	1,637	6,091	2,139	8,320	3,085	14,142

(4,005)	(6,524)	(895)	(1,390)	(1,301)	(2,437)	(1,927)	(3,385)
(311)	(493)	(13)	(20)	(14)	(14)	(220)	(374)
(4,316)	(7,017)	(908)	(1,410)	(1,315)	(2,451)	(2,147)	(3,759)

17,294	45,597	4,805	9,728	7,399	23,804	7,156	20,310
3,526	5,798	766	1,201	1,178	2,242	1,674	3,020
(26,831)	(66,199)	(4,062)	(12,866)	(9,122)	(31,595)	(13,382)	(38,253)
(6,011)	(14,804)	1,509	(1,937)	(545)	(5,549)	(4,552)	(14,923)

1,471	2,168	—	2	131	853	785	1,643
294	467	6	12	13	13	131	225
(1,073)	(3,379)	(30)	(42)	(51)	(108)	(1,185)	(1,848)
692	(744)	(24)	(28)	93	758	(269)	20
(5,319)	(15,548)	1,485	(1,965)	(452)	(4,791)	(4,821)	(14,903)
(2,776)	2,174	2,214	2,716	372	1,078	(3,883)	(4,520)

361,156	358,982	80,045	77,329	122,875	121,797	197,567	202,087
$358,380	$361,156	$82,259	$80,045	$123,247	$122,875	$193,684	$197,567

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	95

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 29, 2020 (Unaudited) and the year ended August 31, 2019

	Pennsylvania Municipal Bond
	Fund		Tax-Advantaged Income Fund
	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019	9/1/2019 to 2/29/2020	9/1/2018 to 8/31/2019
Operations:
Net investment income	$ 1,522	$ 3,274	$ 24,876	$ 53,772
Net realized gain on investments and futures contracts	215	558	4,154	16,933
Net change in unrealized appreciation on investments and futures contracts	2,045	10,491	23,884	26,963
Net Increase in Net Assets Resulting from Operations	3,782	14,323	52,914	97,668
Distributions:
Class F	(2,042)	(3,353)	(36,619)	(53,985)
Class Y	(11)	(15)	(4,996)	(6,196)
Total Distributions	(2,053)	(3,368)	(41,615)	(60,181)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	10,932	23,486	87,727	188,452
Reinvestment of dividends & distributions	1,835	2,996	32,082	47,455
Cost of shares redeemed	(12,071)	(30,305)	(95,183)	(263,692)
Net Increase/(Decrease) from Class F Transactions	696	(3,823)	24,626	(27,785)
Class Y:
Proceeds from shares issued	129	73	15,840	77,687
Reinvestment of dividends & distributions	10	15	4,412	4,955
Cost of shares redeemed	(8)	(18)	(6,405)	(29,638)
Net Increase from Class Y Transactions	131	70	13,847	53,004
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	827	(3,753)	38,473	25,219
Net Increase in Net Assets	2,556	7,202	49,772	62,706
Net Assets:
Beginning of period	180,227	173,025	1,323,854	1,261,148
End of period	$ 182,783	$ 180,227	$ 1,373,626	$ 1,323,854

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

96	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

FINANCIAL HIGHLIGHTS

For the six-month period ended February 29, 2020 (Unaudited) and the year ended August 31, 2019

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2020(1)	$12.10	$0.14	$0.19	$0.33	$(0.13)	$(0.03)	$(0.16)	$12.27	2.76%	$2,024,292	0.63%		0.80%		2.27%	9%
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63		0.80		2.44	17
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63		0.81		2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	—^	(0.28)	11.79	0.59	1,834,913	0.63		0.83		2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	—	(0.29)	12.01	5.92	1,625,099	0.64	(2)	0.86	(2)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	—	(0.29)	11.62	1.67	1,483,982	0.63		0.85		2.52	10
Class Y
2020(1)	$12.11	$0.15	$0.20	$0.35	$(0.15)	$(0.03)	$(0.18)	$12.28	2.89%	$174,222	0.38%		0.55%		2.52%	9%
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38		0.55		2.67	17
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38		0.56		2.72	17
2017	12.01	0.31	(0.21)	0.10	(0.31)	—^	(0.31)	11.80	0.92	80,618	0.38		0.58		2.70	12
2016	11.62	0.32	0.39	0.71	(0.32)	—	(0.32)	12.01	6.18	26,942	0.39	(2)	0.61	(2)	2.67	15
2015(3)	11.67	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38		0.60		2.85	10
Short Duration Municipal Fund
Class F
2020(1)	$10.08	$0.06	$0.04	$0.10	$(0.06)	$—	$(0.06)	$10.12	1.02%	$1,255,051	0.63%		0.81%		1.26%	21%
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63		0.81		1.33	53
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63		0.82		0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.04	0.47	1,325,339	0.63		0.83		0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	—	(0.04)	10.05	0.47	1,546,295	0.64	(2)	0.87	(2)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	—	(0.03)	10.04	0.16	1,383,170	0.63		0.85		0.26	37
Class Y
2020(1)	$10.08	$0.08	$0.03	$0.11	$(0.08)	$—	$(0.08)	$10.11	1.05%	$64,960	0.38%		0.56%		1.51%	21%
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38		0.56		1.58	53
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38		0.57		1.18	67
2017	10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38		0.58		0.83	69
2016	10.04	0.07	—	0.07	(0.06)	—	(0.06)	10.05	0.74	28,863	0.39	(2)	0.62	(2)	0.67	49
2015(3)	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38		0.52		0.52	37
California Municipal Bond Fund
Class F
2020(1)	$11.14	$0.09	$0.12	$0.21	$(0.09)	$(0.04)	$(0.13)	$11.22	1.95%	$333,753	0.60%		0.81%		1.64%	6%
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60		0.81		1.73	16
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60		0.81		1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60		0.83		1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(2)	0.86	(2)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85		2.14	13
Class Y
2020(1)	$11.14	$0.10	$0.12	$0.22	$(0.10)	$(0.04)	$(0.14)	$11.22	2.02%	$24,627	0.45%		0.56%		1.79%	6%
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45		0.56		1.88	16
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45		0.56		1.88	19
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45		0.58		1.90	12
2016^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(2)	0.61	(2)	2.00	13
Massachusetts Municipal Bond Fund
Class F
2020(1)	$10.96	$0.08	$0.14	$0.22	$(0.08)	$(0.04)	$(0.12)	$11.06	2.06%	$81,213	0.63%		0.80%		1.49%	10%
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63		0.81		1.64	15
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63		0.82		1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63		0.83		1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(2)	0.86	(2)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63		0.85		1.98	16
Class Y
2020(1)	$10.95	$0.09	$0.13	$0.22	$(0.09)	$(0.04)	$(0.13)	$11.04	2.05%	$1,046	0.48%		0.55%		1.64%	10%
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48		0.56		1.79	15
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48		0.57		1.81	13
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48		0.58		1.91	15
2016^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(2)	0.61	(2)	1.94	9

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	97

FINANCIAL HIGHLIGHTS

For the six-month period ended February 29, 2020 (Unaudited) and the year ended August 31, 2019

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2020(1)	$10.75	$0.10	$0.08	$0.18	$(0.10)	$(0.01)	$(0.11)	$10.82	1.75%	$122,026	0.60%		0.81%		1.89%	8%
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60		0.81		1.99	16
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60		0.81		1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60		0.83		2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(2)	0.86	(2)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85		2.17	15
Class Y
2020(1)	$10.75	$0.11	$0.08	$0.19	$(0.11)	$(0.01)	$(0.12)	$10.82	1.82%	$1,221	0.45%		0.56%		2.05%	8%
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45		0.56		2.13	16
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45		0.56		2.12	10
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45		0.58		2.18	13
2016^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(2)	0.61	(2)	2.22	8
New York Municipal Bond Fund
Class F
2020(1)	$11.10	$0.09	$0.08	$0.17	$(0.09)	$(0.03)	$(0.12)	$11.15	1.56%	$174,931	0.60%		0.80%		1.63%	5%
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60		0.81		1.76	11
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60		0.82		1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60		0.83		1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(2)	0.86	(2)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60		0.85		1.91	17
Class Y
2020(1)	$11.08	$0.10	$0.09	$0.19	$(0.10)	$(0.03)	$(0.13)	$11.14	1.73%	$18,753	0.45%		0.55%		1.79%	5%
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45		0.56		1.91	11
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45		0.57		1.93	15
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45		0.58		1.98	9
2016^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(2)	0.61	(2)	1.86	15
Pennsylvania Municipal Bond Fund
Class F
2020(1)	$11.21	$0.09	$0.14	$0.23	$(0.10)	$(0.03)	$(0.13)	$11.31	2.06%	$181,847	0.63%		0.83%		1.71%	5%
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63		0.83		1.86	14
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63		0.83		1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63		0.84		1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63	(2)	0.84	(2)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63		0.83		2.04	19
Class Y
2020(1)	$11.21	$0.10	$0.13	$0.23	$(0.10)	$(0.03)	$(0.13)	$11.31	2.13%	$936	0.48%		0.58%		1.87%	5%
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48		0.58		2.01	14
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48		0.58		2.01	14
2017	10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48		0.59		2.04	14
2016^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48	(2)	0.59	(2)	2.11	19
Tax-Advantaged Income Fund
Class F
2020(1)	$10.62	$0.20	$0.21	$0.41	$(0.19)	$(0.14)	$(0.33)	$10.70	3.95%	$1,206,708	0.86%		1.08%		3.77%	17%
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86		1.08		4.24	40
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86		1.09		4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86		1.09		4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87	(2)	1.09	(2)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86		1.08		3.99	22
Class Y
2020(1)	$10.61	$0.21	$0.22	$0.43	$(0.21)	$(0.14)	$(0.35)	$10.69	4.08%	$166,918	0.61%		0.83%		4.01%	17%
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61		0.83		4.49	40
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61		0.84		4.39	41
2017	10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61		0.84		4.47	52
2016	10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62	(2)	0.84	(2)	4.18	24
2015(3)	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61		1.33		4.94	22

98	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

FINANCIAL HIGHLIGHTS

For the six-month period ended February 29, 2020 (Unaudited) and the year ended August 31, 2019

For a share outstanding throughout the years or period

*	Per share calculations were performed using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

^	Amount represents less than $0.01 per share.
^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.
(1)	For the six-month period ended February 29, 2020. All ratios for the period have been annualized.
(2)	The expense ratio includes proxy expenses outside the cap.
(3)	Class Y commenced operations on May 1, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	99

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 29, 2020

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the

100	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (the “Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2020

the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 29, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 29, 2020, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 29, 2020, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 29, 2020, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid

102	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 29, 2020, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2020

The following table discloses the volume of the Tax-Advantaged Income Fund’s futures contracts during the period ended February 29, 2020 ($ Thousands):

Tax-Advantaged
Income Fund
Futures Contracts:

Interest Contracts

Average Notional Balance Short	$53,797

Ending Notional Balance Short	25,230

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

104	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations

Intermediate-Term Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

Short Duration Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

California Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

New York Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class F	0.35%	0.25%	0.63%

Class Y	0.35%	0.00%	0.48%

Tax-Advantaged Income Fund

Class F	0.50%	0.25%	0.86%

Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of February 29, 2020, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust Mellon Investments Corporation Wellington Management Company LLP

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC Wells Capital Management, Inc.

Investment Sub-Adviser

Western Asset Management Company

California Municipal Bond Fund

Mellon Investments Corporation

Massachusetts Municipal Bond Fund

Mellon Investments Corporation

New Jersey Municipal Bond Fund

Mellon Investments Corporation

New York Municipal Bond Fund

Mellon Investments Corporation

Pennsylvania Municipal Bond Fund

Mellon Investments Corporation

Tax-Advantaged Income Fund

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2020

Investment Sub-Adviser

Pacific Investment Management Company, LLC

Spectrum Asset Management, Inc.

Wells Capital Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 29, 2020, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 29, 2020 and for the period then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 29, 2020, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

Intermediate-Term Municipal Fund
Purchases	$—	$241,591	$241,591
Sales	—	197,615	197,615

Short Duration Municipal Fund
Purchases	—	271,804	271,804
Sales	—	218,149	218,149

California Municipal Bond Fund
Purchases	—	22,258	22,258
Sales	—	26,804	26,804

Massachusetts Municipal Bond Fund
Purchases	—	9,532	9,532
Sales	—	7,484	7,484

New Jersey Municipal Bond Fund
Purchases	—	10,830	10,830
Sales	—	10,049	10,049

New York Municipal Bond Fund
Purchases	—	8,741	8,741
Sales	—	11,602	11,602

Pennsylvania Municipal Bond Fund
Purchases	—	11,513	11,513
Sales	—	8,120	8,120

Tax-Advantaged Income Fund
Purchases	—	225,830	225,830
Sales	—	203,204	203,204

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment

106	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

transactions for a reporting period may differ significantly from distributions during such periods. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. During the year ended August 31, 2019 there were no such permanent reclassifications.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2019	$ 50,476	$ 71	$ 1,401	$ 51,948
	2018	47,224	2,383	—	49,607
Short Duration Municipal Fund	2019	17,405	126	—	17,531
	2018	12,253	362	—	12,615
California Municipal Bond Fund	2019	6,180	47	790	7,017
	2018	6,212	28	843	7,083
Massachusetts Municipal Bond Fund	2019	1,269	12	129	1,410
	2018	1,263	11	291	1,565
New Jersey Municipal Bond Fund	2019	2,418	33	—	2,451
	2018	2,361	19	243	2,623
New York Municipal Bond Fund	2019	3,505	14	240	3,759
	2018	3,550	80	350	3,980
Pennsylvania Municipal Bond Fund	2019	3,264	18	86	3,368
	2018	3,052	21	—	3,073
Tax-Advantaged Income Fund	2019	37,031	18,010	5,140	60,181
	2018	34,079	15,250	7,026	56,355
As of August 31, 2019 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Intermediate-Term Municipal Fund	$4,045	$—	$3,041	$—	$—	$133,248	$(4,181)	$136,153
Short Duration Municipal Fund	1,442	—	—	(4,182)	—	8,508	(1,473)	4,295
California Municipal Bond Fund	554	—	1,030	—	—	19,381	(533)	20,432
Massachusetts Municipal Bond Fund	109	—	232	—	—	4,331	(106)	4,566
New Jersey Municipal Bond Fund	205	49	77	—	—	6,328	(202)	6,457
New York Municipal Bond Fund	294	—	387	—	—	10,531	(289)	10,923
Pennsylvania Municipal Bond Fund	274	—	517	—	—	10,012	(269)	10,534
Tax-Advantaged Income Fund	3,620	5,568	10,392	—	—	91,808	(4,767)	106,621

Post-October losses represent losses realized on investment transactions from November 1, 2018 through August 31, 2019, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company

Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Act also contains provisions which are intended to prevent unintentional failures of the regulated investment company (“RIC”) quarterly asset and annual income composition tests, as well as several provisions aimed at preserving the character of income and gain distributions, and reducing the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and with the Internal Revenue Service. Post-enactment losses in the Funds are as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2020

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2019* ($ Thousands)
Short Duration Municipal Fund	$(531)	$(3,651)	$(4,182)

* This table should be used in conjunction with the capital loss carryforwards table.

At February 29, 2020, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$2,027,936	$155,610	$(492)	$155,118
Short Duration Municipal Fund	1,312,444	12,622	(82)	12,540
California Municipal Bond Fund	335,685	22,621	—	22,621
Massachusetts Municipal Bond Fund	76,565	5,060	—	5,060
New Jersey Municipal Bond Fund	115,682	7,224	—	7,224
New York Municipal Bond Fund	180,824	11,658	(1)	11,657
Pennsylvania Municipal Bond Fund	169,597	12,056	—	12,056
Tax-Advantaged Income Fund	1,246,276	131,370	(15,279)	116,091

7. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk – The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly,

108	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 29, 2020

could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-

end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

110	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

8. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019
Shares Issued and Redeemed:
Class F:
Shares Issued	12,618	29,499	14,906	29,204	1,564	4,263
Shares Issued in Lieu of Dividends and Distributions	1,942	3,722	659	1,411	319	540
Redeemed	(12,755)	(43,457)	(15,102)	(37,135)	(2,427)	(6,180)
Total Class F Transactions	1,805	(10,236)	463	(6,520)	(544)	(1,377)
Class Y:
Shares Issued	1,325	9,666	771	5,041	133	203
Shares Issued in Lieu of Dividends and Distributions	174	258	38	74	27	44
Redeemed	(902)	(3,143)	(526)	(2,805)	(97)	(316)
Total Class Y Transactions	597	6,781	283	2,310	63	(69)
Increase (Decrease) in Share Transactions	2,402	(3,455)	746	(4,210)	(481)	(1,446)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019
Shares Issued and Redeemed:
Class F:
Shares Issued	442	929	694	2,305	652	1,903
Shares Issued in Lieu of Dividends and Distributions	70	114	110	215	152	282
Redeemed	(373)	(1,226)	(855)	(3,043)	(1,216)	(3,579)
Total Class F Transactions	139	(183)	(51)	(523)	(412)	(1,394)
Class Y:
Shares Issued	—	—	13	82	72	154
Shares Issued in Lieu of Dividends and Distributions	1	1	1	1	12	21
Redeemed	(3)	(4)	(5)	(11)	(108)	(173)
Total Class Y Transactions	(2)	(3)	9	72	(24)	2
Increase (Decrease) in Share Transactions	137	(186)	(42)	(451)	(436)	(1,392)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019	09/01/2019 to 02/29/2020	09/01/2018 to 08/31/2019
Shares Issued and Redeemed:
Class F:
Shares Issued	983	2,192	8,313	18,451
Shares Issued in Lieu of Dividends and Distributions	165	278	3,053	4,649
Redeemed	(1,085)	(2,821)	(9,015)	(25,882)
Total Class F Transactions	63	(351)	2,351	(2,782)
Class Y:
Shares Issued	12	7	1,505	7,641
Shares Issued in Lieu of Dividends and Distributions	1	1	420	485
Redeemed	(1)	(1)	(607)	(2,915)
Total Class Y Transactions	12	7	1,318	5,211
Increase (Decrease) in Share Transactions	75	(344)	3,669	2,429

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 29, 2020

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 29, 2020, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	93.77%
Class Y	79.02%
Short Duration Municipal Fund
Class F	96.36%
Class Y	64.25%
California Municipal Bond Fund
Class F	96.07%
Class Y	99.64%
Massachusetts Municipal Bond Fund
Class F	98.33%
Class Y	98.04%
New Jersey Municipal Bond Fund
Class F	96.34%
Class Y	29.12%
New York Municipal Bond Fund
Class F	96.64%
Class Y	99.61%
Pennsylvania Municipal Bond Fund
Class F	93.80%
Class Y	46.32%
Tax-Advantaged Income Fund
Class F	94.79%
Class Y	90.09%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. REGULATORY MATTERS

On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 29, 2020. However, the following are details related to subsequent events that have occurred since February 29, 2020.

The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets, including the municipal bond market. Subsequent to the reporting period of this shareholder report, a substantial number of states implemented social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. COVID-19 is having an unprecedented impact on the economies of many nations, states, individual companies and the market in general and could cause disruptions that cannot necessarily be foreseen. The impact of the outbreak may be short term or may last for an extended period of time.

112	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 29, 2020

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2019 to February 29, 2020).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,027.60	0.63%	$3.18

Class Y	1,000.00	1,028.90	0.38	1.92
Hypothetical 5% Return

Class F	$1,000.00	$1,021.73	0.63%	$3.17

Class Y	1,000.00	1,022.97	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,010.20	0.63%	$3.15

Class Y	1,000.00	1,010.50	0.38	1.90
Hypothetical 5% Return

Class F	$1,000.00	$1,021.73	0.63%	$3.17

Class Y	1,000.00	1,022.97	0.38	1.91
California Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,019.50	0.60%	$3.01

Class Y	1,000.00	1,020.20	0.45	2.26
Hypothetical 5% Return

Class F	$1,000.00	$1,021.88	0.60%	$3.02

Class Y	1,000.00	1,022.63	0.45	2.26

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,020.60	0.63%	$3.17

Class Y	1,000.00	1,020.50	0.48	2.41
Hypothetical 5% Return

Class F	$1,000.00	$1,021.73	0.63%	$3.17

Class Y	1,000.00	1,022.48	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,017.50	0.60%	$3.01

Class Y	1,000.00	1,018.20	0.45	2.26
Hypothetical 5% Return

Class F	$1,000.00	$1,021.88	0.60%	$3.02

Class Y	1,000.00	1,022.63	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,015.60	0.60%	$3.01

Class Y	1,000.00	1,017.30	0.45	2.26
Hypothetical 5% Return

Class F	$1,000.00	$1,021.88	0.60%	$3.02

Class Y	1,000.00	1,022.63	0.45	2.26

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020	113

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

February 29, 2020

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,020.60	0.63%	$3.17
Class Y	1,000.00	1,021.30	0.48	2.41
Hypothetical 5% Return

Class F	$1,000.00	$1,021.73	0.63%	$3.17
Class Y	1,000.00	1,022.48	0.48	2.41

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratios	Expenses Paid During Period *
Tax-Advantaged Income Fund
Actual Fund Return

Class F	$1,000.00	$1,039.50	0.86%	$4.36
Class Y	1,000.00	1,040.80	0.61	3.10
Hypothetical 5% Return

Class F	$1,000.00	$1,020.59	0.86%	$4.32
Class Y	1,000.00	1,021.83	0.61	3.07

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

114	SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

SEI Tax Exempt Trust / Semi-Annual Report / February 29, 2020

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

Aaron Buser

Vice President and Assistant Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

        SEI-F-090 (2/20)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 8, 2020

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: May 8, 2020